UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                            Investment Company Act file number 811-2668

                       OPPENHEIMER MUNICIPAL BOND FUND
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
                    (Address of principal executive offices)
                                                       (Zip code)
                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
                  498 Seventh Avenue, New York, New York 10018
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code: (303) 768-3200
                                                    --------------

Date of fiscal year end:  July 31

Date of reporting period:  August 1, 2002 - July 31, 2003



ITEM 1.  REPORTS TO STOCKHOLDERS.

--------------------------------------------------------------------------------
FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

How has the Fund performed? Below is a discussion by OppenheimerFunds, Inc., of the Fund's performance during its fiscal year ended July 31, 2003, followed by a graphical comparison of the Fund's performance to an appropriate broad-based market index.
Management's Discussion of Fund Performance. For the 12 months ended July 31, 2003, the Fund's Class A shares returned 2.46% (without sales charge), versus 3.60% return for its benchmark, Lehman Brothers Municipal Bond Index.
   During the fiscal year, we successfully repositioned the Fund to provide investors with a more attractive risk-adjusted return. Our research-intensive investment process, which we employ in all market environments, was used to shift the Fund's focus from high-grade general obligation bonds to lesser known local issues that offer higher yields with only modest additional credit risk. In implementing this strategy, we reduced general obligation holdings from 11% to 2.3% of net assets, and increased the Fund's investment in BBB-rated bonds (i.e., lower-rated, but still investment-grade bonds) from 12.3% to over 30%.
   Additionally, we raised the Fund's allocation of non-investment grade bonds from 16% to 25%, reduced highly volatile zero-coupon holdings from 11.3% to approximately 1% of assets and increased the allocation to inverse floating rate bonds (IFRBs) to 15%. While IFRBs also have high price volatility, they generally yield much more than zero coupon bonds.
   Importantly, none of the Fund's holdings generate income subject to the alternative minimum tax (AMT). Non-AMT bonds generally carry yields 20 to 30 basis points below those of AMT-generating securities. We were able to accomplish this portfolio enhancement and still raise the Fund's monthly dividend by investing in bonds that are undervalued, out of favor and misunderstood in the marketplace.
   For instance, as of July 31, 2003, 13.9% of Fund's net assets were invested in electric utility bonds. The Fund's investments in the energy sector have positively influenced performance. Energy companies found it difficult to secure new financing in the wake of the energy-trading debacles in 2001 and 2002. The market grew cautious and pushed prices lower, creating great opportunities to purchase carefully researched bonds at above-average yields. Credit spreads in the sector narrowed substantially in the later half of the Fund's reporting period, increasing bond prices.
   We also found value in hospital and health care sector (8.4% of net assets at July 31, 2003). Our holdings in this sector add substantially to current yield, and most were relatively price-stable throughout the year. One Fund position of bonds issued by Allegheny County Hospital Development Authority for the West Penn-Allegheny Health System did underperform the market during this period. Like many hospital systems, this one faces the pressure of rising costs with limited means of increasing revenue. Although the system's financial results have recently fallen short of plans, it remains a vital health care provider in its market. The position continues to deliver an extremely high level of tax-exempt income.
   Our third largest sector, senior living facilities, presented some very attractive values in the new issues market. Bonds in this sector provided above-average yields and



5 OPPENHEIMER MUNICIPAL BOND FUND

--------------------------------------------------------------------------------
FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

below-average volatility throughout the year. Our team has done extensive analysis of the demographics driving the growth of this sector. We believe that an aging population will have growing need for these facilities, also known as continuing care retirement centers, in the future.
   As of July 31, 2003, Master Settlement Agreement (MSA) bonds represented only 5% of net assets, but impacted the Fund's share price volatility over the past year. MSA bonds are backed by each state's (or U.S. territory's) share of the national settlement agreement with major tobacco manufacturers. Over the past 12 months, the prices of MSA bonds were exceptionally volatile due to the fear of oversupply and a $10 billion Illinois state court decision against Phillip Morris. The unfavorable court decision required Phillip Morris to pay the judgment levied against them or put up a $12 billion bond to appeal the decision. The size of bonding requirement necessary to appeal the decision raised the specter of potential bankruptcy for Phillip Morris and a possible default on Phillip Morris's share of the tobacco settlement payments. Although this litigation continues, all MSA payments were made on schedule.
   We continue to believe in the outstanding total return potential of MSA bonds. Despite their recent price volatility, it is our opinion the litigation risk affecting these bonds is less than many investors fear. While persistent litigation may continue to influence the tobacco sector, most recent court decisions have ruled in favor of the industry. MSA bonds continue to carry investment-grade ratings by all three of the nationally recognized rating agencies and offer yields well above comparably rated credits. Also, with future supply dissipating, we anticipate these bonds will become relatively scarce over time, adding to their long-term total return potential.

Comparing the Fund's Performance to the Market. The graphs that follow show the performance of a hypothetical $10,000 investment in each class of shares of the Fund held until July 31, 2003. In the case of Class A and Class B shares, performance is measured over a ten-year period. In the case of Class C shares, performance is measured from inception of the Class on August 29, 1995. The Fund's performance reflects the deduction of the maximum initial sales charge on Class A shares, the applicable contingent deferred sales charge on Class B and Class C shares, and reinvestments of all dividends and capital gains distributions.
   The Fund's performance is compared to the performance of the Lehman Brothers Municipal Bond Index, an unmanaged index of a broad range of investment-grade municipal bonds that is widely regarded as a measure of the performance of the general municipal bond market. Index performance reflects the reinvestment of dividends but does not consider the effect of capital gains or transaction costs, and none of the data in the graphs that follow shows the effect of taxes. The Fund's performance reflects the effects of Fund business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund's performance, it must be noted that the Fund's investments are not limited to the securities in the index.



6 OPPENHEIMER MUNICIPAL BOND FUND

Class A Shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:
     Oppenheimer Municipal Bond Fund (Class A)
     Lehman Brothers Municipal Bond Index

                                [GRAPHIC]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC


                          Oppenheimer       Lehman Brothers
                      Municipal Bond Fund    Municipal Bond
                           (Class A)             Index
12/31/1993                  9,525.00           10,000.00
03/31/1994                  8,905.00            9,451.00
06/30/1994                  8,847.00            9,555.00
09/30/1994                  8,869.00            9,621.00
12/31/1994                  8,650.00            9,483.00
03/31/1995                  9,391.00           10,153.00
06/30/1995                  9,567.00           10,398.00
09/30/1995                  9,751.00           10,697.00
12/31/1995                 10,231.00           11,138.00
03/31/1996                 10,141.00           11,004.00
06/30/1996                 10,178.00           11,088.00
07/31/1996  (1)            10,309.00           11,189.00
10/31/1996                 10,569.00           11,471.00
01/31/1997                 10,759.00           11,654.00
04/30/1997                 10,824.00           11,701.00
07/31/1997                 11,439.00           12,336.00
10/31/1997                 11,515.00           12,445.00
01/31/1998                 11,900.00           12,832.00
04/30/1998                 11,816.00           12,789.00
07/31/1998                 12,075.00           13,075.00
10/31/1998                 12,367.00           13,443.00
01/31/1999                 12,629.00           13,685.00
04/30/1999                 12,643.00           13,678.00
07/31/1999                 12,384.00           13,452.00
10/31/1999                 11,923.00           13,205.00
01/31/2000                 11,686.00           13,188.00
04/30/2000                 12,004.00           13,552.00
07/31/2000                 12,279.00           14,031.00
10/31/2000                 12,503.00           14,328.00
01/31/2001                 12,887.00           14,940.00
04/30/2001                 12,776.00           14,958.00
07/31/2001                 13,264.00           15,445.00
10/31/2001                 13,397.00           15,834.00
01/31/2002                 13,277.00           15,821.00
04/30/2002                 13,464.00           16,005.00
07/31/2002                 13,846.00           16,482.00
10/31/2002                 13,839.00           16,763.00
01/31/2003                 14,049.00           17,002.00
04/30/2003                 14,370.00           17,364.00
07/31/2003   9.59          14,187.00           17,076.00

Average Annual Total Returns of Class A Shares of the Fund at 7/31/03 2
1-Year  -2.40%    5-Year  2.28%    10-Year   4.12%

Class B Shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:
     Oppenheimer Municipal Bond Fund (Class B)
     Lehman Brothers Municipal Bond Index

                                   [GRAPHIC]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                          Oppenheimer       Lehman Brothers
                      Municipal Bond Fund    Municipal Bond
                           (Class B)             Index
12/31/1993                 10,000.00           10,000.00
03/31/1994                  9,329.00            9,451.00
06/30/1994                  9,261.00            9,555.00
09/30/1994                  9,256.00            9,621.00
12/31/1994                  9,009.00            9,483.00
03/31/1995                  9,764.00           10,153.00
06/30/1995                  9,929.00           10,398.00
09/30/1995                 10,101.00           10,697.00
12/31/1995                 10,568.00           11,138.00
03/31/1996                 10,456.00           11,004.00
06/30/1996                 10,474.00           11,088.00
07/31/1996   (1)           10,613.00           11,189.00
10/31/1996                 10,850.00           11,471.00
01/31/1997                 11,023.00           11,654.00
04/30/1997                 11,071.00           11,701.00
07/31/1997                 11,679.00           12,336.00
10/31/1997                 11,734.00           12,445.00
01/31/1998                 12,104.00           12,832.00
04/30/1998                 11,995.00           12,789.00
07/31/1998                 12,234.00           13,075.00
10/31/1998                 12,507.00           13,443.00
01/31/1999                 12,747.00           13,685.00
04/30/1999                 12,736.00           13,678.00
07/31/1999                 12,451.00           13,452.00
10/31/1999                 11,963.00           13,205.00
01/31/2000                 11,718.00           13,188.00
04/30/2000                 12,037.00           13,552.00
07/31/2000                 12,313.00           14,031.00
10/31/2000                 12,537.00           14,328.00
01/31/2001                 12,922.00           14,940.00
04/30/2001                 12,811.00           14,958.00
07/31/2001                 13,301.00           15,445.00
10/31/2001                 13,434.00           15,834.00
01/31/2002                 13,313.00           15,821.00
04/30/2002                 13,501.00           16,005.00
07/31/2002                 13,884.00           16,482.00
10/31/2002                 13,877.00           16,763.00
01/31/2003                 14,087.00           17,002.00
04/30/2003                 14,410.00           17,364.00
07/31/2003    9.59         14,226.00           17,076.00

Average Annual Total Returns of Class B Shares of the Fund at 7/31/03 2
1-Year  -3.05%     5-Year   2.17%     10-Year   4.14%

1. The Fund changed its fiscal year end from December 31 to July 31.
2. See Notes on page 9 for further details.
The performance information for the Lehman Brothers Municipal Bond Index in the graphs begins on 12/31/93 for Class A and Class B shares, 8/31/95 for Class C shares.
Past performance cannot guarantee future results. Graphs are not drawn to same scale.



7 OPPENHEIMER MUNICIPAL BOND FUND

--------------------------------------------------------------------------------
FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

Class C Shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:
     Oppenheimer Municipal Bond Fund (Class C)
     Lehman Brothers Municipal Bond Index

                                   [GRAPHIC]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                          Oppenheimer       Lehman Brothers
                      Municipal Bond Fund    Municipal Bond
                           (Class C)             Index
08/29/1995                 10,000.00           10,000.00
09/30/1995                 10,097.00           10,063.00
12/31/1995                 10,564.00           10,479.00
03/31/1996                 10,450.00           10,353.00
06/30/1996                 10,467.00           10,432.00
07/31/1996   (1)           10,606.00           10,526.00
10/31/1996                 10,842.00           10,791.00
01/31/1997                 11,015.00           10,963.00
04/30/1997                 11,061.00           11,008.00
07/31/1997                 11,669.00           11,605.00
10/31/1997                 11,723.00           11,708.00
01/31/1998                 12,093.00           12,072.00
04/30/1998                 11,984.00           12,032.00
07/31/1998                 12,223.00           12,301.00
10/31/1998                 12,495.00           12,647.00
01/31/1999                 12,736.00           12,874.00
04/30/1999                 12,725.00           12,868.00
07/31/1999                 12,440.00           12,655.00
10/31/1999                 11,953.00           12,423.00
01/31/2000                 11,692.00           12,407.00
04/30/2000                 11,988.00           12,750.00
07/31/2000                 12,240.00           13,201.00
10/31/2000                 12,439.00           13,480.00
01/31/2001                 12,798.00           14,055.00
04/30/2001                 12,664.00           14,072.00
07/31/2001                 13,124.00           14,531.00
10/31/2001                 13,230.00           14,896.00
01/31/2002                 13,071.00           14,884.00
04/30/2002                 13,231.00           15,057.00
07/31/2002                 13,583.00           15,506.00
10/31/2002                 13,549.00           15,770.00
01/31/2003                 13,726.00           15,995.00
04/30/2003                 14,016.00           16,336.00
07/31/2003   7.93          13,810.00           16,065.00

Average Annual Total Returns of Class C Shares of the Fund at 7/31/03 2
1-Year  0.71%     5-Year   2.47%   Since Inception   4.16%

1. The Fund changed its fiscal year end from December 31 to July 31.
2. See Notes on page 9 for further details.
The performance information for the Lehman Brothers Municipal Bond Index in the graphs begins on 12/31/93 for Class A and Class B shares, 8/31/95 for Class C shares.
Past performance cannot guarantee future results. Graphs are not drawn to same scale.


8 OPPENHEIMER MUNICIPAL BOND FUND

--------------------------------------------------------------------------------
NOTES
--------------------------------------------------------------------------------

In reviewing performance and rankings, please remember that past performance cannot guarantee future results. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Because of ongoing market volatility, the Fund's performance may be subject to substantial fluctuations, and current performance may be more or less than the results shown. For updates on the Fund's performance, visit our website at www.oppenheimerfunds.com.

Total returns and the ending account values in the graph includes changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. For more complete information about the Fund, including charges, expenses and risks, please refer to the prospectus. To obtain a copy, call your financial advisor, call OppenheimerFunds Distributor, Inc. at 1.800.CALL OPP (1.800.225.5677). Read the prospectus carefully before you invest or send money.

Class A shares of the Fund were first publicly offered on 10/27/76. The average annual total returns are shown net of the applicable 4.75% maximum initial sales charge. The Fund's maximum sales charge for Class A shares was lower prior to 1/31/86, so actual performance may have been higher.

Class B shares of the Fund were first publicly offered on 3/16/93. The average annual total returns are shown net of the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the "10-year" return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

Class C shares of the Fund were first publicly offered on 8/29/95. The average annual total returns are shown net of the applicable 1% contingent deferred sales charge for the one-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.



9 OPPENHEIMER MUNICIPAL BOND FUND

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS  July 31, 2003
--------------------------------------------------------------------------------

Principal                                                                                                     Market Value
   Amount                                                                 Coupon             Maturity           See Note 1
--------------------------------------------------------------------------------------------------------------------------
 Municipal Bonds and Notes--103.6%
--------------------------------------------------------------------------------------------------------------------------
 Alabama--0.1%
$  15,000  AL HFA (Pelican)                                                6.550%          03/20/2030         $     15,620
--------------------------------------------------------------------------------------------------------------------------
   40,000  AL Water Pollution Control Authority                            6.000           08/15/2015               40,078
--------------------------------------------------------------------------------------------------------------------------
  200,000  Bessemer, AL Medical Clinic Board
           (Carraway Medical Center)                                       6.750           04/01/2011              203,420
--------------------------------------------------------------------------------------------------------------------------
   25,000  Hoover, AL Mtg. (Royal Oaks)                                    6.750           10/20/2029               25,555
--------------------------------------------------------------------------------------------------------------------------
   50,000  Houston County, AL HCA
           (Southeast Alabama Medical Center)                              5.750           10/01/2022               51,138
--------------------------------------------------------------------------------------------------------------------------
   15,000  Montgomery, AL Medical Clinic Board                             7.000           03/01/2015               15,026
                                                                                                              ------------
                                                                                                                   350,837

--------------------------------------------------------------------------------------------------------------------------
 Alaska--1.1%
2,500,000  AK HFC RITES a                                                 17.028 f         06/01/2032            2,317,100
--------------------------------------------------------------------------------------------------------------------------
2,000,000  AK HFC ROLs                                                    16.840 f         12/01/2033            1,680,040
--------------------------------------------------------------------------------------------------------------------------
   50,000  AK Northern Tobacco Securitization Corp. (TASC)                5.5000            6/01/2029               38,447
--------------------------------------------------------------------------------------------------------------------------
1,000,000  Anchorage, AK Water                                             6.000           09/01/2019            1,103,700
--------------------------------------------------------------------------------------------------------------------------
1,500,000  Anchorage, AK Water                                             6.000           09/01/2024            1,629,960
--------------------------------------------------------------------------------------------------------------------------
  100,000  Valdez, AK Marine Terminal (Mobil Oil Corp.)                    5.750           11/01/2028              100,618
                                                                                                              ------------
                                                                                                                 6,869,865

--------------------------------------------------------------------------------------------------------------------------
 Arizona--2.7%
1,008,950  Central AZ Irrigation & Drain District, Series A               6.0000            6/01/2013              963,103
--------------------------------------------------------------------------------------------------------------------------
  125,000  Glendale, AZ IDA (American Graduate School)                     6.000           07/01/2017              127,200
--------------------------------------------------------------------------------------------------------------------------
1,000,000  Maricopa County, AZ IDA
           (Horizon Community Learning Center)                             6.375           06/01/2030            1,042,810
--------------------------------------------------------------------------------------------------------------------------
1,500,000  Maricopa County, AZ IDA (Sun King Apartments)                   6.750           11/01/2018            1,335,030
--------------------------------------------------------------------------------------------------------------------------
  735,000  Maricopa County, AZ IDA (Sun King Apartments)                   6.750           05/01/2031              625,198
--------------------------------------------------------------------------------------------------------------------------
   40,000  Maricopa County, AZ Pollution Control
           (Public Service Company of New Mexico)                          6.375           08/15/2023               40,881
--------------------------------------------------------------------------------------------------------------------------
3,000,000  Peoria, AZ IDA (Sierra Winds)                                   6.375           08/15/2029            2,814,090
--------------------------------------------------------------------------------------------------------------------------
1,000,000  Phoenix, AZ IDA (Summit Apartments)                             6.550           07/20/2037            1,055,380
--------------------------------------------------------------------------------------------------------------------------
   20,000  Phoenix, AZ IDA (Woodstone & Silver Springs)                    6.250           04/01/2023               20,274
--------------------------------------------------------------------------------------------------------------------------
1,290,000  Pima County, AZ IDA (Arizona Charter School)                    6.750           07/01/2031            1,266,857
--------------------------------------------------------------------------------------------------------------------------
2,000,000  Scottsdale, AZ IDA (Scottsdale Healthcare Corp.)                5.800           12/01/2031            2,023,800
--------------------------------------------------------------------------------------------------------------------------
1,000,000  University of AZ COP
           (University Parking & Student Hsg.)                             5.750           06/01/2019            1,075,540
--------------------------------------------------------------------------------------------------------------------------
5,000,000  Verrado, AZ Community Facilities District                       6.500           07/15/2027            4,919,350
                                                                                                              ------------
                                                                                                                17,309,513

--------------------------------------------------------------------------------------------------------------------------
 Arkansas--0.3%
2,000,000  Independence County, AR Hydroelectric Power                     5.300           05/01/2033            1,900,920
--------------------------------------------------------------------------------------------------------------------------
  195,000  Pine Bluff, AR IDA (Colt Industries)                            6.500           02/15/2009              192,048
--------------------------------------------------------------------------------------------------------------------------
  115,000  Pope County, AR Pollution Control
           (Arkansas Power & Light Company)                                6.300           11/01/2020              115,064
                                                                                                              ------------
                                                                                                                 2,208,032

10 OPPENHEIMER MUNICIPAL BOND FUND


Principal                                                                                                     Market Value
   Amount                                                                 Coupon             Maturity           See Note 1
--------------------------------------------------------------------------------------------------------------------------
 California--4.1%
$2,000,000 CA CDA (East Valley Tourist)                                   11.000%          10/01/2020         $  1,984,140
--------------------------------------------------------------------------------------------------------------------------
 5,000,000 CA GO RITES a                                                  16.352 f         02/01/2025           4,288,700
--------------------------------------------------------------------------------------------------------------------------
 1,000,000 CA Statewide CDA COP (Cedars-Sinai Medical Center)             6.5000            8/01/2012            1,159,920
--------------------------------------------------------------------------------------------------------------------------
 1,500,000 CA Statewide CDA COP
           (Cedars-Sinai Medical Center) INFLOS a                          9.502 f         11/01/2015            1,532,310
--------------------------------------------------------------------------------------------------------------------------
 1,000,000 Golden State, CA Tobacco Securitization Corp.                   6.625           06/01/2040              849,320
--------------------------------------------------------------------------------------------------------------------------
 3,000,000 Golden State, CA Tobacco Securitization Corp.                   7.900           06/01/2042            2,993,370
--------------------------------------------------------------------------------------------------------------------------
 4,000,000 Los Angeles, CA Regional Airports Improvement Corp.
           (Delta Airlines)                                                6.350           11/01/2025            3,199,200
--------------------------------------------------------------------------------------------------------------------------
    50,000 Madera, CA Redevel. Agency Tax (Madera Redevel.)                5.800           09/01/2023               51,145
--------------------------------------------------------------------------------------------------------------------------
 3,000,000 Redding, CA Electric System COP Linked SAVRS & RIBS             6.368 v         07/01/2022            3,496,920
--------------------------------------------------------------------------------------------------------------------------
 7,000,000 Santa Rosa, CA Rancheria Tachi Yokut Tribe Enterprise           6.625           03/01/2018            6,967,170
                                                                                                              ------------
                                                                                                                26,522,195

--------------------------------------------------------------------------------------------------------------------------
 Colorado--1.5%
    65,000 CO ECFA (TCA Building Corp.)                                    7.250           12/01/2030               66,580
--------------------------------------------------------------------------------------------------------------------------
    20,000 CO Health Facilities Authority
           (North Colorado Medical Center)                                 6.000           05/15/2020               20,463
--------------------------------------------------------------------------------------------------------------------------
 4,700,000 CO Health Facilities Authority
           (Rocky Mountain Adventist)                                      6.625           02/01/2022            4,816,090
--------------------------------------------------------------------------------------------------------------------------
 2,270,000 CO Health Facilities Authority RITES a                         18.028 f         03/01/2022            2,365,431
--------------------------------------------------------------------------------------------------------------------------
 1,000,000 CO Water Resources & Power Devel. Authority, Series A           5.800           11/01/2020            1,082,090
--------------------------------------------------------------------------------------------------------------------------
 1,000,000 Douglas County, CO School District
           (Douglas & Elbert Counties)                                     8.000           12/15/2009            1,264,640
                                                                                                              ------------
                                                                                                                 9,615,294

--------------------------------------------------------------------------------------------------------------------------
 Connecticut--3.0%
 1,000,000 CT H&EFA (St. Raphael Hospital)                                 6.550           07/01/2005            1,027,550
--------------------------------------------------------------------------------------------------------------------------
    20,000 CT H&EFA (Yale-New Haven Hospital)                              5.700           07/01/2025               20,652
--------------------------------------------------------------------------------------------------------------------------
    15,000 CT HFA, Series A-1                                              5.900           11/15/2025               15,118
--------------------------------------------------------------------------------------------------------------------------
    20,000 CT HFA, Series B-1                                              5.600           05/15/2019               20,655
--------------------------------------------------------------------------------------------------------------------------
 7,565,000 Mashantucket, CT Western Pequot Tribe, Series A                 6.400           09/01/2011            8,065,425
--------------------------------------------------------------------------------------------------------------------------
 9,900,000 Mashantucket, CT Western Pequot Tribe, Series B                 5.750           09/01/2027            9,908,019
                                                                                                              ------------
                                                                                                                19,057,419

--------------------------------------------------------------------------------------------------------------------------
 District of Columbia--0.1%
   500,000 District of Columbia Tobacco Settlement Financing Corp.         6.750           05/15/2040              434,775
--------------------------------------------------------------------------------------------------------------------------
 Florida--7.0%
 2,500,000 Capital Trust Agency, FL (American Opportunity)                 5.875           06/01/2038            2,353,875
--------------------------------------------------------------------------------------------------------------------------
 1,285,000 Capital Trust Agency, FL (River Bend Apartments)                7.000           10/01/2034            1,234,628
--------------------------------------------------------------------------------------------------------------------------
 1,500,000 Citrus County, FL Hospital Board
           (Citrus Memorial Hospital)                                      6.250           08/15/2023            1,491,315
--------------------------------------------------------------------------------------------------------------------------
 2,510,000 Dade County, FL IDA (Miami Cerebral Palsy Residence)            8.000           06/01/2022            2,549,131
--------------------------------------------------------------------------------------------------------------------------
 2,000,000 Double Branch, FL Special Assessment
           Community Devel. District                                       6.700           05/01/2034            2,024,940
--------------------------------------------------------------------------------------------------------------------------
   750,000 FL Board of Education GO                                        8.400           06/01/2007              875,250
--------------------------------------------------------------------------------------------------------------------------
   250,000 FL Gateway Services Community Devel. District
           (Sun City Center)                                               6.500           05/01/2033              245,293
--------------------------------------------------------------------------------------------------------------------------
 1,000,000 FL HFA (Multifamily Hsg.), Series C                             6.000           08/01/2011            1,050,360

11 OPPENHEIMER MUNICIPAL BOND FUND

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS Continued
--------------------------------------------------------------------------------


Principal                                                                                                     Market Value
   Amount                                                                 Coupon             Maturity           See Note 1
--------------------------------------------------------------------------------------------------------------------------
 Florida Continued
$1,000,000 Heritage Harbour South, FL Community Devel. District            6.500%          05/01/2034         $    986,130
--------------------------------------------------------------------------------------------------------------------------
   175,000 Jacksonville, FL Hospital (University Medical Center)           6.600           02/01/2021              177,413
--------------------------------------------------------------------------------------------------------------------------
 1,875,000 Jea, FL Electric System RITES a                                14.494 f         10/01/2022            1,233,488
--------------------------------------------------------------------------------------------------------------------------
   265,000 Las Villas, FL HDC (Section 8 Assisted)                        11.250           04/01/2012              272,486
--------------------------------------------------------------------------------------------------------------------------
 4,500,000 Lee County, FL IDA (Cypress Cove Healthpark)                    6.750           10/01/2032            4,304,970
--------------------------------------------------------------------------------------------------------------------------
 8,125,000 Oakland, FL Charter School                                      6.950           12/01/2032            8,146,044
--------------------------------------------------------------------------------------------------------------------------
    90,000 Palm Beach County, FL Multi-family
           (Boynton Apartments)                                            8.000           01/01/2014               83,131
--------------------------------------------------------------------------------------------------------------------------
 6,000,000 Reunion East, FL Community Devel. District, Series A            7.375           05/01/2033            6,036,240
--------------------------------------------------------------------------------------------------------------------------
    85,000 Santa Rosa Bay, FL Bridge Authority                             6.250           07/01/2028               87,849
--------------------------------------------------------------------------------------------------------------------------
 3,000,000 St. Johns Forest, FL CDD, Series A                              6.125           05/01/2034            2,841,270
--------------------------------------------------------------------------------------------------------------------------
 2,000,000 Sumter Landing, FL Community Devel. District                    6.875           05/01/2023            1,976,320
--------------------------------------------------------------------------------------------------------------------------
 2,000,000 Sumter Landing, FL Community Devel. District                    6.950           05/01/2033            1,954,280
--------------------------------------------------------------------------------------------------------------------------
 1,000,000 Village Community, FL Devel. District No. 5                     6.500           05/01/2033              995,300
--------------------------------------------------------------------------------------------------------------------------
 4,100,000 Volusia County, FL EFA
           (Emery-Riddle Aeronautical University)                          6.125           10/15/2026            4,086,962
                                                                                                              ------------
                                                                                                                45,006,675

--------------------------------------------------------------------------------------------------------------------------
 Georgia--3.8%
 3,000,000 Cobb County, GA Devel. Authority
           (Boise Cascade Corp.)                                           7.000           09/01/2014            3,064,440
--------------------------------------------------------------------------------------------------------------------------
   500,000 GA Municipal Electric Authority                                 6.500           01/01/2012              574,650
--------------------------------------------------------------------------------------------------------------------------
   490,000 GA Municipal Electric Authority                                 6.500           01/01/2017              584,320
--------------------------------------------------------------------------------------------------------------------------
11,260,000 GA Municipal Electric Authority                                 6.500           01/01/2017           13,438,810
--------------------------------------------------------------------------------------------------------------------------
 5,880,000 Savannah, GA EDA
           (Savannah College of Art and Design)                            6.900           10/01/2029            6,219,041
--------------------------------------------------------------------------------------------------------------------------
    25,000 Savannah, GA EDA (Union Camp Corp.)                             6.800           02/01/2012               25,448
--------------------------------------------------------------------------------------------------------------------------
    30,000 Savannah, GA EDA (University Financing Foundation)              6.750           11/15/2020               32,599
--------------------------------------------------------------------------------------------------------------------------
    60,000 Savannah, GA EDA (University Financing Foundation)              6.750           11/15/2031               65,048
                                                                                                              ------------
                                                                                                                24,004,356

--------------------------------------------------------------------------------------------------------------------------
 Hawaii--1.4%
 5,000,000 HI Airport System RITES a                                      10.619 f         07/01/2020            5,570,250
--------------------------------------------------------------------------------------------------------------------------
 3,700,000 HI Department of Budget & Finance
           Special Purpose (Kahala Nui)                                    8.000           11/15/2033            3,610,497
                                                                                                              ------------
                                                                                                                 9,180,747

--------------------------------------------------------------------------------------------------------------------------
 Idaho--2.3%
    10,000 ID Hsg. Agency (Multifamily Hsg.)                               6.700           07/01/2024               10,450
--------------------------------------------------------------------------------------------------------------------------
16,720,000 Nez Perce County, ID Pollution Control (Potlatch Corp.)         6.000           10/01/2024           14,441,398
                                                                                                              ------------
                                                                                                                14,451,848

--------------------------------------------------------------------------------------------------------------------------
 Illinois--5.0%
 3,750,000 Chicago, IL O'Hare International Airport
           (American Airlines)                                             8.200           12/01/2024            1,987,538
--------------------------------------------------------------------------------------------------------------------------
    25,000 IL DFA Pollution Control
           (Central Illinois Public Service Company)                       6.375           01/01/2028               25,067
--------------------------------------------------------------------------------------------------------------------------
 1,625,000 IL EFA (Augustana College)                                      5.625           10/01/2022            1,616,371
--------------------------------------------------------------------------------------------------------------------------
 3,000,000 IL EFA (Augustana College)                                      5.700           10/01/2032            2,904,930

12 OPPENHEIMER MUNICIPAL BOND FUND


Principal                                                                                                     Market Value
   Amount                                                                 Coupon             Maturity           See Note 1
--------------------------------------------------------------------------------------------------------------------------
 Illinois Continued
$3,000,000 IL EFA (Loyola University of Chicago)                           5.000%          07/01/2026         $  2,778,210
--------------------------------------------------------------------------------------------------------------------------
 5,000,000 IL Health Facilities Authority
           (Covenant Retirement Communities)                               5.625           12/01/2032            5,028,400
--------------------------------------------------------------------------------------------------------------------------
 4,000,000 IL Health Facilities Authority (Lake Forest Hospital)           6.000           07/01/2033            4,097,320
--------------------------------------------------------------------------------------------------------------------------
    40,000 IL Hsg. Devel. Authority (Multifamily Hsg.)                     6.000           07/01/2018               40,283
--------------------------------------------------------------------------------------------------------------------------
    70,000 IL Hsg. Devel. Authority (Multifamily Hsg.)                     6.125           07/01/2025               70,832
--------------------------------------------------------------------------------------------------------------------------
    40,000 IL Hsg. Devel. Authority (Multifamily Hsg.)                     7.000           07/01/2017               40,197
--------------------------------------------------------------------------------------------------------------------------
 2,500,000 IL Metropolitan Pier & Exposition Authority RITES a            16.018 f         12/15/2028            2,172,850
--------------------------------------------------------------------------------------------------------------------------
 2,000,000 Lake County, IL HFC, Series A                                   6.700           11/01/2014            2,002,000
--------------------------------------------------------------------------------------------------------------------------
 7,500,000 Regional Transportation Authority, IL, Series A                 7.200           11/01/2020            9,540,225
                                                                                                              ------------
                                                                                                                32,304,223

--------------------------------------------------------------------------------------------------------------------------
 Indiana--5.3%
 1,870,000 Carmel, IN Retirement Rental Hsg. (Beverly Enterprises)         8.750           12/01/2008            1,927,745
--------------------------------------------------------------------------------------------------------------------------
 5,000,000 Fort Wayne, IN Pollution Control
           (General Motors Corp.)                                          6.200           10/15/2025            5,173,000
--------------------------------------------------------------------------------------------------------------------------
 3,250,000 Indianapolis, IN Local Public Improvement
           Bond Bank RITES a                                              17.028 f         07/01/2033            3,327,545
--------------------------------------------------------------------------------------------------------------------------
   505,000 Jasper County, IN Pollution Control
           (Northern Indiana Public Service)                               7.100           07/01/2017              522,523
--------------------------------------------------------------------------------------------------------------------------
 7,405,000 Jasper, IN Hospital Authority
           (Little Company of Mary Hospital of Indiana)                    5.625           11/01/2022            7,537,846
--------------------------------------------------------------------------------------------------------------------------
 4,750,000 North Manchester, IN
           (Estelle Peabody Memorial Home)                                 7.125           07/01/2022            4,571,970
--------------------------------------------------------------------------------------------------------------------------
   185,000 Petersburg, IN Pollution Control
           (Indianapolis Power & Light Company)                            6.100           01/01/2016              181,180
--------------------------------------------------------------------------------------------------------------------------
 6,625,000 Petersburg, IN Pollution Control
           (Indianapolis Power & Light Company)                            6.100           01/01/2016            6,769,889
--------------------------------------------------------------------------------------------------------------------------
 4,000,000 Rockport, IN Pollution Control
           (Indiana-Michigan Power Company)                                7.600           03/01/2016            4,075,600
--------------------------------------------------------------------------------------------------------------------------
    15,000 Sullivan, IN Pollution Control (Hoosier Energy Corp.)           7.100           04/01/2019               15,213
                                                                                                              ------------
                                                                                                                34,102,511

--------------------------------------------------------------------------------------------------------------------------
 Iowa--0.0%
   40,000  IA Finance Authority (Singe Family Mtg.)                        6.450           01/01/2024               41,183
--------------------------------------------------------------------------------------------------------------------------
 Kentucky--0.8%
4,000,000  Ashland, KY Pollution Control (Ashland Oil)                     6.650           08/01/2009            4,080,000
--------------------------------------------------------------------------------------------------------------------------
  790,000  Boone County, KY Pollution Control
           (Dayton Power & Light Company)                                  6.500           11/15/2022              811,646
--------------------------------------------------------------------------------------------------------------------------
  150,000  Jefferson County, KY Pollution Control
           (B.F. Goodrich Company)                                         6.200           02/01/2008              153,225
                                                                                                              ------------
                                                                                                                 5,044,871

--------------------------------------------------------------------------------------------------------------------------
 Louisiana--9.9%
 5,010,000 Calcasieu Parish, LA IDB (Olin Corp.)                           6.625           02/01/2016            5,263,957
--------------------------------------------------------------------------------------------------------------------------
 4,000,000 Desoto Parish, LA Pollution Control
           (Southwestern Electric Power Company)                           7.600           01/01/2019            4,137,200
--------------------------------------------------------------------------------------------------------------------------
 1,000,000 LA Local Government EF&CD (Bellemont Apartments)               6.0000            9/01/2027              963,010
--------------------------------------------------------------------------------------------------------------------------
 3,500,000 LA Local Government EF&CD (Bellemont Apartments)               6.0000            9/01/2035            3,332,805
--------------------------------------------------------------------------------------------------------------------------
 1,000,000 LA Local Government EF&CD (Bellemont Apartments)               7.5000            9/01/2016              983,590

13 OPPENHEIMER MUNICIPAL BOND FUND

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS Continued
--------------------------------------------------------------------------------


Principal                                                                                                     Market Value
   Amount                                                                 Coupon             Maturity           See Note 1
--------------------------------------------------------------------------------------------------------------------------
 Louisiana Continued
$2,000,000 LA Local Government EF&CD
           (Oakleigh Apartments), Series A                                 6.375%          06/01/2038         $  1,947,980
--------------------------------------------------------------------------------------------------------------------------
 1,265,000 LA Local Government EF&CD
           (Oakleigh Apartments), Series A                                 7.500           06/01/2038            1,235,804
--------------------------------------------------------------------------------------------------------------------------
11,745,000 LA Tobacco Settlement Financing Corp. RITES a                   9.609 f         05/15/2039            6,466,914
--------------------------------------------------------------------------------------------------------------------------
32,275,000 Lake Charles, LA Harbor & Terminal District
           Port Facilities (Duke Energy Corp.)                             7.750           08/15/2022           33,566,000
--------------------------------------------------------------------------------------------------------------------------
 1,000,000 South LA Port Commission
           (Kinder Morgan Energy Partners)                                 7.000           03/01/2023            1,039,000
--------------------------------------------------------------------------------------------------------------------------
 4,250,000 West Feliciana Parish, LA Pollution Control
           (Gulf States Utilities Company)                                 9.000           05/01/2015            4,310,393
                                                                                                              ------------
                                                                                                                63,246,653

--------------------------------------------------------------------------------------------------------------------------
 Maryland--1.6%
    15,000 Anne Arundel County, MD Mtg. (Regency Club II)                  5.750           01/15/2021               15,186
--------------------------------------------------------------------------------------------------------------------------
    15,000 Baltimore, MD City Hsg. Corp.                                   7.750           10/01/2009               14,846
--------------------------------------------------------------------------------------------------------------------------
 5,000,000 MD EDC Student Hsg. (Bowie State University)                    5.375           06/01/2033            4,651,650
--------------------------------------------------------------------------------------------------------------------------
 1,535,000 MD EDC Student Hsg. (Morgan State University)                   6.000           07/01/2022            1,572,592
--------------------------------------------------------------------------------------------------------------------------
 2,000,000 MD EDC Student Hsg. (University of Maryland)                    5.625           10/01/2023            1,933,160
--------------------------------------------------------------------------------------------------------------------------
 2,000,000 MD EDC Student Hsg. (University of Maryland)                    5.750           10/01/2033            1,917,060
--------------------------------------------------------------------------------------------------------------------------
    45,000 MD H&HEFA (James L. Kernan Hospital)                            6.100           07/01/2024               47,478
--------------------------------------------------------------------------------------------------------------------------
   120,000 Prince Georges County, MD Hsg. Authority
           (Timber Ridge)                                                  6.000           06/20/2028              121,749
                                                                                                              ------------
                                                                                                                10,273,721

--------------------------------------------------------------------------------------------------------------------------
 Massachusetts--3.6%
   800,000 MA DFA (Eastern Nazarene College)                               5.625           04/01/2019              651,264
--------------------------------------------------------------------------------------------------------------------------
 2,000,000 MA DFA (Eastern Nazarene College)                               5.625           04/01/2029            1,514,100
--------------------------------------------------------------------------------------------------------------------------
 1,000,000 MA DFA (Pharmacy & Allied Health Sciences)                      5.750           07/01/2033              979,670
--------------------------------------------------------------------------------------------------------------------------
   500,000 MA DFA (Western New England College)                            5.875           12/01/2022              497,950
--------------------------------------------------------------------------------------------------------------------------
 1,000,000 MA DFA (Western New England College)                            6.125           12/01/2032            1,010,960
--------------------------------------------------------------------------------------------------------------------------
 1,000,000 MA H&EFA (Mt. Auburn Hospital)                                  6.250           08/15/2014            1,063,600
--------------------------------------------------------------------------------------------------------------------------
 1,000,000 MA H&EFA (Springfield College)                                  5.250           10/15/2033              975,510
--------------------------------------------------------------------------------------------------------------------------
     5,000 MA HFA, Series A                                                6.300           10/01/2013                5,070
--------------------------------------------------------------------------------------------------------------------------
 2,071,275 MA IFA (Bradford College)                                       5.250           11/01/2018            1,888,091
--------------------------------------------------------------------------------------------------------------------------
    50,000 MA IFA (General Motors Corp.)                                   5.550           04/01/2009               50,048
--------------------------------------------------------------------------------------------------------------------------
12,225,000 MA Water Resource Authority, Series A                           6.500           07/15/2019           14,409,974
                                                                                                              ------------
                                                                                                                23,046,237

--------------------------------------------------------------------------------------------------------------------------
 Michigan--0.5%
 3,035,000 Detroit, MI GO                                                  6.000           04/01/2017            3,377,834
--------------------------------------------------------------------------------------------------------------------------
    70,000 Dickinson County, MI EDC
           (Champion International Corp.)                                  5.850           10/01/2018               71,695
--------------------------------------------------------------------------------------------------------------------------
    15,000 MI Hsg. Devel. Authority (Mercy Bellbrook)                      5.375           04/01/2018               15,117
--------------------------------------------------------------------------------------------------------------------------
    20,000 MI Hsg. Devel. Authority, Series A                              6.100           12/01/2007               20,306
                                                                                                              ------------
                                                                                                                 3,484,952

14 OPPENHEIMER MUNICIPAL BOND FUND


Principal                                                                                                     Market Value
   Amount                                                                 Coupon             Maturity           See Note 1
--------------------------------------------------------------------------------------------------------------------------
 Minnesota--2.4%
$   10,000 MN HFA (Single Family Mtg.)                                     6.300%          07/01/2025         $     10,207
--------------------------------------------------------------------------------------------------------------------------
 7,000,000 St. Paul, MN Hsg. & Redevel. Authority (Upper Landing)          7.000           03/01/2029            6,808,900
--------------------------------------------------------------------------------------------------------------------------
 8,515,000 Washington County, MN H&RA (Seasons Villas)                     6.950           12/01/2023            8,449,860
                                                                                                              ------------
                                                                                                                15,268,967

--------------------------------------------------------------------------------------------------------------------------
 Mississippi--0.0%
    55,000 MS BFC (System Energy Resources)                                5.875           04/01/2022               54,084
--------------------------------------------------------------------------------------------------------------------------
    25,000 Panola County, MS Industrial Devel. (Kroger Company)            7.125           11/01/2012               25,696
                                                                                                              ------------
                                                                                                                    79,780

--------------------------------------------------------------------------------------------------------------------------
 Missouri--3.6%
13,500,000 Hazelwood, MO Transportation Devel. District
           (370/Missouri Bottom Road/Tausig Road)                          7.200           05/01/2033           13,489,605
--------------------------------------------------------------------------------------------------------------------------
 1,000,000 MO DFB Infrastructure Facilities (Midtown Redevel.)             5.750           04/01/2022            1,062,600
--------------------------------------------------------------------------------------------------------------------------
 9,000,000 St. Joseph, MO IDA (Living Community of St. Joseph)             7.000           08/15/2032            8,747,550
                                                                                                              ------------
                                                                                                                23,299,755

--------------------------------------------------------------------------------------------------------------------------
 Nevada--1.0%
 6,000,000  Las Vegas, NV Paiute Tribe, Series A                           6.625           11/01/2017            6,222,240
--------------------------------------------------------------------------------------------------------------------------
 New Hampshire--1.6%
   375,000 NH Business Finance Authority
           (United Illuminating Company)                                   5.875           10/01/2033              378,716
--------------------------------------------------------------------------------------------------------------------------
 1,000,000 NH H&EFA (Catholic Medical Center)                              6.125           07/01/2032              990,570
--------------------------------------------------------------------------------------------------------------------------
 1,980,000 NH H&EFA (Portsmouth Christian Academy)                         5.750           07/01/2023            1,983,604
--------------------------------------------------------------------------------------------------------------------------
 6,115,000 NH H&EFA (Portsmouth Christian Academy)                         5.850           07/01/2033            6,115,122
--------------------------------------------------------------------------------------------------------------------------
    30,000 NH HE&HFA (New Hampshire College)                               6.375           01/01/2027               30,223
--------------------------------------------------------------------------------------------------------------------------
   500,000 NH Turnpike System, Series A                                    6.750           11/01/2011              577,645
                                                                                                              ------------
                                                                                                                10,075,880

--------------------------------------------------------------------------------------------------------------------------
 New Jersey--3.4%
 6,770,000  NJ Tobacco Settlement Financing Corp. (TASC)                   6.000           06/01/2037            5,424,124
--------------------------------------------------------------------------------------------------------------------------
 6,000,000  NJ Tobacco Settlement Financing Corp. (TASC)                   6.125           06/01/2042            4,815,900
--------------------------------------------------------------------------------------------------------------------------
 9,000,000  NJ Tobacco Settlement Financing Corp. (TASC)                   6.250           06/01/2043            7,354,980
--------------------------------------------------------------------------------------------------------------------------
 3,250,000  NJ Transit Corp. ROLs, Series 15 a                            11.290 f         09/15/2015            4,324,710
                                                                                                              ------------
                                                                                                                21,919,714

--------------------------------------------------------------------------------------------------------------------------
 New Mexico--1.7%
    25,000 Farmington, NM Pollution Control
           (Public Service Company of New Mexico)                          6.300           12/01/2016               25,553
--------------------------------------------------------------------------------------------------------------------------
   100,000 Farmington, NM Pollution Control
           (Public Service Company of New Mexico)                          6.400           08/15/2023              102,203
--------------------------------------------------------------------------------------------------------------------------
   120,000 Farmington, NM Pollution Control
           (Southern California Edison Company)                            5.875           06/01/2023              122,729
--------------------------------------------------------------------------------------------------------------------------
 6,000,000 Lordburg, NM Pollution Control (Phelps Dodge Corp.)             6.500           04/01/2013            6,142,500
--------------------------------------------------------------------------------------------------------------------------
   100,000 NM Hospital Equipment Loan Council
           (Memorial Medical Center)                                       5.500           06/01/2028               98,593
--------------------------------------------------------------------------------------------------------------------------
 3,000,000 NM Hsg. Authority (Villa Del Oso Apartments)                    6.250           01/01/2031            2,980,350
--------------------------------------------------------------------------------------------------------------------------
 1,295,000 NM Hsg. Authority (Villa Del Oso Apartments)                    7.500           01/01/2038            1,271,405
--------------------------------------------------------------------------------------------------------------------------
    10,000 NM Mtg. Finance Authority (Single Family Mtg. Program)          7.000           07/01/2017               10,011
                                                                                                              ------------
                                                                                                                10,753,344

15 OPPENHEIMER MUNICIPAL BOND FUND

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------


Principal                                                                                                     Market Value
   Amount                                                                 Coupon             Maturity           See Note 1
--------------------------------------------------------------------------------------------------------------------------
 New York--0.5%
$3,050,000 NYC GO RIBS                                                    10.117% f        08/27/2015         $  3,157,207
--------------------------------------------------------------------------------------------------------------------------
 North Carolina--0.0%
    95,000 Charlotte, NC Mtg. (Tryon Hills Associate)                      5.875           01/01/2025               96,673
--------------------------------------------------------------------------------------------------------------------------
   100,000 NC Eastern Municipal Power Agency, Series B                     5.500           01/01/2017              100,276
--------------------------------------------------------------------------------------------------------------------------
    55,000 NC Eastern Municipal Power Agency, Series B                     5.500           01/01/2021               54,572
--------------------------------------------------------------------------------------------------------------------------
    20,000 NC Eastern Municipal Power Agency, Series B                     6.250           01/01/2023               20,469
--------------------------------------------------------------------------------------------------------------------------
    20,000 NC HFA (Multifamily Hsg.)                                       5.450           09/01/2024               20,070
                                                                                                              ------------
                                                                                                                   292,060

--------------------------------------------------------------------------------------------------------------------------
 Ohio--2.9%
   375,000 Cleveland, OH Rock Glen Hsg. Assistance Corp.
           (Ambleside Apartments)                                          7.000           06/01/2018              389,917
--------------------------------------------------------------------------------------------------------------------------
12,000,000 Coshocton County, OH Solid Waste Disposal
           (Stone Container Corp.)                                         7.875           08/01/2013           12,254,160
--------------------------------------------------------------------------------------------------------------------------
 1,500,000 Greene County, OH University Hsg.
           (Central State University)                                      5.625           09/01/2032            1,482,975
--------------------------------------------------------------------------------------------------------------------------
 1,450,000 Mahoning Valley, OH Water Sanitation District                   5.750           11/15/2016            1,597,755
--------------------------------------------------------------------------------------------------------------------------
 2,500,000 Montgomery County, OH Health Care Facilities
           (Evangelical Retirement Villages)                               6.250           02/01/2022            1,928,450
--------------------------------------------------------------------------------------------------------------------------
    80,000 OH Air Quality Devel. Authority
           (Dayton Power & Light Company)                                  6.400           08/15/2027               80,894
--------------------------------------------------------------------------------------------------------------------------
    10,000 OH Water Devel. (Dayton Power & Light Company)                  6.400           08/15/2027               10,230
--------------------------------------------------------------------------------------------------------------------------
   500,000 Streetsboro, OH City School District GO                         7.125           12/01/2010              586,315
                                                                                                              ------------
                                                                                                                18,330,696

--------------------------------------------------------------------------------------------------------------------------
 Oklahoma--0.7%
 6,960,000 Tulsa, OK Municipal Airport Trust (American Airlines)           6.250           06/01/2020            4,525,670
--------------------------------------------------------------------------------------------------------------------------
 Oregon--0.0%
    80,000 OR Hsg. & Community Services (Single Family Mtg.)               6.400           07/01/2018               82,539
--------------------------------------------------------------------------------------------------------------------------
 Pennsylvania--5.9%
22,200,000 Allegheny County, PA HDA
           (West Penn Allegheny Health System)                             9.250           11/15/2030           21,447,420
--------------------------------------------------------------------------------------------------------------------------
    25,000 Beaver County, PA IDA (Toledo Edison Company)                   7.750           05/01/2020               27,272
--------------------------------------------------------------------------------------------------------------------------
 1,500,000 Chester County, PA H&EFA (Jenners Pond)                         7.750           07/01/2034            1,478,565
--------------------------------------------------------------------------------------------------------------------------
 6,000,000 Cumberland County, PA Municipal Authority
           Retirement Community (Wesley Affiliated Services)               7.250           01/01/2035            5,861,640
--------------------------------------------------------------------------------------------------------------------------
 4,000,000 Northumberland County, PA IDA (NHS Youth Services)              7.750           02/15/2029            3,878,560
--------------------------------------------------------------------------------------------------------------------------
 1,000,000 Philadelphia, PA H&HEFA
           (Centralized Comprehensive Human Services)                      7.250           01/01/2021              998,640
--------------------------------------------------------------------------------------------------------------------------
 1,200,000 Philadelphia, PA H&HEFA
           (Temple University Children's Medical Center)                   5.625           06/15/2019            1,143,168
--------------------------------------------------------------------------------------------------------------------------
 1,000,000 Philadelphia, PA IDA (Baptist Home of Philadelphia)             5.500           11/15/2018              900,860
--------------------------------------------------------------------------------------------------------------------------
 1,900,000 Philadelphia, PA Regional Port Authority MVRICS                11.420 f         09/01/2020            2,000,890
                                                                                                              ------------
                                                                                                                37,737,015

--------------------------------------------------------------------------------------------------------------------------
 Rhode Island--0.5%
 1,000,000 RI H&EBC (Roger Williams University)                            5.500           11/15/2030            1,020,690
--------------------------------------------------------------------------------------------------------------------------
   375,000 RI Hsg. & Mtg. Finance Corp.
           (Homeownership Opportunity)                                     6.500           04/01/2027              376,406


16 OPPENHEIMER MUNICIPAL BOND FUND


Principal                                                                                                     Market Value
   Amount                                                                 Coupon             Maturity           See Note 1
--------------------------------------------------------------------------------------------------------------------------
Rhode Island Continued
$1,500,000 Tiverton, RI Special Obligation Tax
           (Mount Hope Bay Village)                                        6.875%          05/01/2022         $  1,490,415
                                                                                                              ------------
                                                                                                                 2,887,511

--------------------------------------------------------------------------------------------------------------------------
 South Carolina--0.7%
 4,000,000 Greenville County, SC School District
           (Building Equity Sooner Tomorrow)                               5.875           12/01/2019            4,281,880
--------------------------------------------------------------------------------------------------------------------------
   120,000 Piedmont, SC Municipal Power Agency                             5.750           01/01/2024              116,351
--------------------------------------------------------------------------------------------------------------------------
    35,000 Piedmont, SC Municipal Power Agency                             6.600           01/01/2021               35,044
                                                                                                              ------------
                                                                                                                 4,433,275

--------------------------------------------------------------------------------------------------------------------------
 South Dakota--2.4%
 6,000,000 SD Educational Enhancement Funding Corp.
           Tobacco Settlement                                              6.500           06/01/2032            5,130,420
--------------------------------------------------------------------------------------------------------------------------
 2,600,000 SD Hsg. Devel. Authority RITES a                               19.628 f         05/01/2028            2,915,380
--------------------------------------------------------------------------------------------------------------------------
    75,000 SD Hsg. Devel. Authority, Series H                              5.900           05/01/2028               77,274
--------------------------------------------------------------------------------------------------------------------------
 7,500,000 Sioux Falls, SD Health Facilities
           (Rummel Memorial Home)                                          6.750           11/15/2033            7,279,050
                                                                                                              ------------
                                                                                                                15,402,124

--------------------------------------------------------------------------------------------------------------------------
 Tennessee--0.9%
 3,500,000 Bradley County, TN IDB (Olin Corp.)                             6.625           11/01/2017            3,696,805
--------------------------------------------------------------------------------------------------------------------------
   100,000 Hamilton County, TN IDB (Park at 58)                            6.700           03/01/2021               89,561
--------------------------------------------------------------------------------------------------------------------------
    40,000 Memphis, TN HE&HF (Multifamily)                                 6.450           04/01/2026               40,600
--------------------------------------------------------------------------------------------------------------------------
 1,500,000 Shelby County, TN HE&HF
           (Cornerstone-Cameron & Stonegate)                               6.000           07/01/2028            1,432,845
--------------------------------------------------------------------------------------------------------------------------
    15,000 Shelby County, TN HE&HF
           (Harbour Apartments), Series A                                  6.000           04/15/2018               14,571
--------------------------------------------------------------------------------------------------------------------------
    10,000 Shelby County, TN HE&HF
           (Harbour Apartments), Series A                                  6.000           04/15/2024                9,666
--------------------------------------------------------------------------------------------------------------------------
   500,000 Shelby County, TN HE&HF
           (Tennessee Affordable Hsg. Foundation)                          7.750           03/20/2027              518,935
--------------------------------------------------------------------------------------------------------------------------
    25,000 Shelby County, TN HE&HF
           (Windsor Apartments), Series A                                  6.750           10/01/2017               25,254
--------------------------------------------------------------------------------------------------------------------------
   195,000 Springfield, TN HDC (Multifamily Hsg.)                          6.100           07/15/2022              196,295
--------------------------------------------------------------------------------------------------------------------------
    45,000 TN Hsg. Devel. Agency, Series A                                 5.950           07/01/2028               45,539
--------------------------------------------------------------------------------------------------------------------------
    10,000 TN Hsg. Devel. Agency, Series A                                 5.950           07/01/2028               10,129
                                                                                                              ------------
                                                                                                                 6,080,200

--------------------------------------------------------------------------------------------------------------------------
 Texas--14.8%
 8,250,000 Austin, TX Convention Enterprises (Convention Center)           5.750           01/01/2032            8,411,535
--------------------------------------------------------------------------------------------------------------------------
10,765,000 Bexar County, TX HFC (American Opportunity Hsg.)                6.750           12/01/2037           10,415,353
--------------------------------------------------------------------------------------------------------------------------
 1,000,000 Bexar County, TX HFC
           (The Army Retirement Residence Foundation)                      6.300           07/01/2032            1,004,980
--------------------------------------------------------------------------------------------------------------------------
    85,000 Dallas, TX Hsg. (Cedar Glen Apartments)                         7.750           12/01/2009               85,631
--------------------------------------------------------------------------------------------------------------------------
   500,000 Dallas, TX Hsg. Corp. (Section 8)                               7.850           08/01/2013              504,125
--------------------------------------------------------------------------------------------------------------------------
   155,000 El Paso County, TX HFC
           (El Paso American Hsg. Foundation)                              6.375           12/01/2032              153,662
--------------------------------------------------------------------------------------------------------------------------
   545,000 Garza County, TX Public Facility Corp.                          7.500           10/01/2019              567,912
--------------------------------------------------------------------------------------------------------------------------
    55,000 Harris County, TX IDC (GATX Terminals Corp.)                    6.625           02/01/2024               55,766

17 OPPENHEIMER MUNICIPAL BOND FUND

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS Continued
--------------------------------------------------------------------------------


Principal                                                                                                     Market Value
   Amount                                                                 Coupon             Maturity           See Note 1
--------------------------------------------------------------------------------------------------------------------------
 Texas Continued
$12,000,000 Harris County, TX IDC (Kinder Morgan Energy Partners)          6.950%          02/01/2022         $ 12,399,600
--------------------------------------------------------------------------------------------------------------------------
  3,730,000 Harris County, TX Toll Road RITES a                           17.528 f         08/15/2024            4,159,845
--------------------------------------------------------------------------------------------------------------------------
  1,625,000 Lower CO River Authority, Series A                             5.875           05/15/2017            1,790,945
--------------------------------------------------------------------------------------------------------------------------
 20,350,000 Matagorda County, TX Navigation District
            (Centerpoint Energy)                                           8.000           05/01/2029           21,899,856
--------------------------------------------------------------------------------------------------------------------------
  1,100,000 North Central, TX HFDC (Northwest Senior Hsg. Corp.)           7.000           11/15/2010            1,124,343
--------------------------------------------------------------------------------------------------------------------------
  2,000,000 North Central, TX HFDC (Northwest Senior Hsg. Corp.)           7.250           11/15/2019            2,035,760
--------------------------------------------------------------------------------------------------------------------------
  3,000,000 North Central, TX HFDC (Northwest Senior Hsg. Corp.)           7.500           11/15/2029            3,062,460
--------------------------------------------------------------------------------------------------------------------------
    125,000 Panhandle, TX HFA (Amarillo Affordable Hsg.)                   6.625           03/01/2020              127,902
--------------------------------------------------------------------------------------------------------------------------
    195,000 Panhandle, TX HFA (Amarillo Affordable Hsg.)                   6.750           03/01/2031              199,181
--------------------------------------------------------------------------------------------------------------------------
  1,680,000 Retama, TX Devel. Corp. (Retama Racetrack)                    10.000           12/15/2019            2,630,426
--------------------------------------------------------------------------------------------------------------------------
  2,000,000 Rio Grande Valley, TX HFDC
            (Golden Palms Rehabilitation Health)                           6.400           08/01/2012            2,027,560
--------------------------------------------------------------------------------------------------------------------------
 15,650,000 Sabine River Authority, TX (TXU Energy Company)               5.5000            5/01/2022           16,127,638
--------------------------------------------------------------------------------------------------------------------------
    750,000 Titis County, TX Fresh Water Supply District
            (American Electric Power Company)                              8.200           08/01/2011              780,300
--------------------------------------------------------------------------------------------------------------------------
    250,000 TX Affordable Hsg. Corp.
            (Ashton Place & Woodstock Apartments)                          6.300           08/01/2033              253,142
--------------------------------------------------------------------------------------------------------------------------
     25,000 Westador, TX Municipal Utility District GO                     6.875           03/01/2009               25,328
--------------------------------------------------------------------------------------------------------------------------
  4,920,000 Wichita County, TX HFDC
            (Wichita Falls Retirement Foundation)                          6.250           01/01/2028            4,618,896
--------------------------------------------------------------------------------------------------------------------------
     10,000 Wood Glen, TX HFC (Copperwood II), Series C                    7.650           07/01/2023               10,203
                                                                                                              ------------
                                                                                                                94,472,349

--------------------------------------------------------------------------------------------------------------------------
 U.S. Possessions--0.3%
  1,500,000 Puerto Rico Municipal Finance Agency RITES a                  10.280 f         08/01/2015            1,914,210
--------------------------------------------------------------------------------------------------------------------------
 Utah--0.3%
     15,000 Emery County, UT Pollution Control (Pacificorp)                5.650           11/01/2023               15,411
--------------------------------------------------------------------------------------------------------------------------
  2,000,000 Murray City, UT Hospital RITESa                               16.028 f         05/15/2022            1,870,200
                                                                                                              ------------
                                                                                                                 1,885,611

--------------------------------------------------------------------------------------------------------------------------
 Vermont--0.0%
    175,000 VT EDA (Wake Robin Corp.)                                      6.000           03/01/2022              180,192
--------------------------------------------------------------------------------------------------------------------------
    100,000 VT EDA (Wake Robin Corp.)                                      6.300           03/01/2033              104,165
                                                                                                              ------------
                                                                                                                   284,357

--------------------------------------------------------------------------------------------------------------------------
 Virginia--2.8%
  1,170,000 Hopewell, VA IDA (Stone Container Corp.)                       8.250           05/01/2010            1,196,032
--------------------------------------------------------------------------------------------------------------------------
  8,610,000 Hopewell, VA IDA (Stone Container Corp.)                       8.250           06/01/2016            8,785,558
--------------------------------------------------------------------------------------------------------------------------
  3,000,000 Pocahontas Parkway Association, VA
            (Route 895 Connector Toll Road)                                0.000 z         08/15/2008            1,598,760
--------------------------------------------------------------------------------------------------------------------------
  3,100,000 Pocahontas Parkway Association, VA
            (Route 895 Connector Toll Road)                                0.000 z         08/15/2009            1,457,217
--------------------------------------------------------------------------------------------------------------------------
     35,000 Pocahontas Parkway Association, VA
            (Route 895 Connector Toll Road)                                0.000 z         08/15/2015               16,318
--------------------------------------------------------------------------------------------------------------------------
    185,000  Pocahontas Parkway Association, VA
            (Route 895 Connector Toll Road)                                0.000 z         08/15/2020               62,308
--------------------------------------------------------------------------------------------------------------------------
  8,800,000 Pocahontas Parkway Association, VA
            (Route 895 Connector Toll Road)                                0.000 z         08/15/2021            2,780,448

18 OPPENHEIMER MUNICIPAL BOND FUND


Principal                                                                                                     Market Value
   Amount                                                                 Coupon             Maturity           See Note 1
--------------------------------------------------------------------------------------------------------------------------
 Virginia Continued
$4,300,000 Pocahontas Parkway Association, VA
           (Route 895 Connector Toll Road)                                 0.000% z        08/15/2022         $  1,228,467
--------------------------------------------------------------------------------------------------------------------------
 1,100,000 Pocahontas Parkway Association, VA
           (Route 895 Connector Toll Road)                                 5.250           08/15/2008              998,965
--------------------------------------------------------------------------------------------------------------------------
    25,000 Pocahontas Parkway Association, VA
           (Route 895 Connector Toll Road)                                 5.500           08/15/2028               24,208
                                                                                                              ------------
                                                                                                                18,148,281

--------------------------------------------------------------------------------------------------------------------------
 Washington--0.7%
 2,500,000 King County, WA Sewer RITES a                                  16.528 f         01/01/2024            2,519,900
--------------------------------------------------------------------------------------------------------------------------
   115,000 Lewis County, WA Public Utility District
           (Cowlitz Falls Hydropower)                                      6.000           10/01/2024              115,275
--------------------------------------------------------------------------------------------------------------------------
 1,800,000 WA HFC (Green River Community College)                          5.000           07/01/2035            1,631,754
                                                                                                              ------------
                                                                                                                 4,266,929

--------------------------------------------------------------------------------------------------------------------------
 West Virginia--2.1%
   350,000 Kanawha County, WV Commercial Devel.
           (Kroger Company)                                                8.000           10/01/2011              361,375
--------------------------------------------------------------------------------------------------------------------------
 1,000,000 Marshall County, WV Pollution Control
           (Ohio Power Company)                                            6.850           06/01/2022            1,011,330
--------------------------------------------------------------------------------------------------------------------------
11,500,000 Putnam County, WV Pollution Control
           (Appalachian Power Company)                                     6.600           07/01/2019           11,758,750
--------------------------------------------------------------------------------------------------------------------------
    35,000 WV Water Development Authority                                  5.875           11/01/2033               35,998
                                                                                                              ------------
                                                                                                                13,167,453

--------------------------------------------------------------------------------------------------------------------------
 Wisconsin--0.3%
   215,000 WI H&EDA, Series A                                              6.850           11/01/2012              216,434
--------------------------------------------------------------------------------------------------------------------------
 1,500,000 WI H&EFA (Hess Memorial Hospital Association)                   7.875           11/01/2022            1,608,225
                                                                                                              ------------
                                                                                                                 1,824,659

--------------------------------------------------------------------------------------------------------------------------
 Wyoming--0.0%
    10,000 Weston County, WY Pollution Control (Black Hills Corp.)        6.7000            6/01/2010               10,113

--------------------------------------------------------------------------------------------------------------------------
 Total Investments, at Value (Cost $664,249,127)--103.6%                                                       663,077,846
--------------------------------------------------------------------------------------------------------------------------
 Liabilities in Excess of Other Assets--(3.6)                                                                  (23,118,212)
                                                                                                              ------------
 Net Assets--100.0%                                                                                           $639,959,634
                                                                                                              ============

Footnotes to Statement of Investments
a. Identifies issues considered to be illiquid. See Note 5 of Notes to Financial Statements.
f. Represents the current interest rate for a variable rate bond known as an "inverse floater". See Note 1 of Notes to Financial Statements.
v. Represents the current interest rate for a variable or increasing rate security.
z. Represents a zero coupon bond.

19 OPPENHEIMER MUNICIPAL BOND FUND

--------------------------------------------------------------------------------
FOOTNOTES TO STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------


To simplify the listings of securities, abbreviations are used per the table below:

BFC      Business Finance Corp.
CDA      Communities Development Authority
CDD      Community Development District
COP      Certificates of Participation
DFA      Development Finance Authority
DFB      Development Finance Board
ECFA     Educational and Cultural Facilities Authority
EDA      Economic Development Authority
EDC      Economic Development Corporation
EF&CD    Environmental Facilities & Community Development
EFA      Educational Facilities Authority
GO       General Obligation
H&EBC    Health & Educational Building Corporation
H&EDA    Housing and Economic Development Authority
H&EFA    Health and Educational Facilities Authority
H&HEFA   Hospitals and Higher Education Facilities Authority
H&RA     Housing and Redevelopment Authority
HCA      Healthcare Authority
HDA      Hospital Development Authority
HDC      Housing Development Corp.
HE&HF    Higher Educational and Housing Facilities
HE&HFA   Higher Education and Health Facilities Authority
HFA      Housing Finance Agency
HFC      Housing Finance Corp.
HFDC     Health Facilities Development Corp.
IDA      Industrial Development Agency
IDB      Industrial Development Board
IDC      Industrial Development Corporation
IFA      Interim Finance Authority
INFLOS   Inverse Floating Rate Securities
MVRICS   Municipal Variable Rate Inverse Class Securities
NYC      New York City
RIBS     Residual Interest Bonds
RITES    Residual Interest Tax Exempt Security
ROLs     Residual Option Longs
SAVRS    Select Auction Rate Variable Securities
TASC     Tobacco Settlement Asset-Backed Bonds



--------------------------------------------------------------------------------
 Summary of Ratings  July 31, 2003 / Unaudited

 Distribution of investments by rating category, as a percentage of total investments at value, is as follows:

 Rating                                                                Percent
--------------------------------------------------------------------------------
 AAA                                                                     14.0%
 AA                                                                       7.2
 A                                                                       22.6
 BBB                                                                     31.2
 BB                                                                       1.3
 B                                                                        3.9
 CCC                                                                      0.3
 CC                                                                       0.0
 C                                                                        0.0
 D                                                                        0.0
 Not Rated                                                               19.5
                                                                       ------
 Total                                                                  100.0%
                                                                       ======


Bonds rated by any nationally recognized statistical rating organization are included in the equivalent Standard & Poor's rating category. As a general matter, unrated bonds may be backed by mortgage liens or equipment liens on the underlying property, and also may be guaranteed. Bonds which are backed by a letter of credit or by other financial institutions or agencies may be assigned an investment-grade rating by the Manager, which reflects the quality of the guarantor, institution or agency. Unrated bonds may also be assigned a rating when the issuer has rated bonds outstanding with comparable credit characteristics, or when, in the opinion of the Manager, the bond itself possesses credit characteristics which allow for rating. The unrated bonds in the portfolio are predominantly smaller issuers which have not applied for a bond rating. Only those unrated bonds which subsequent to purchase have not been designated investment grade by the Manager are included in the "Not Rated" category.

See accompanying Notes to Financial Statements.

20 OPPENHEIMER MUNICIPAL BOND FUND

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES  July 31, 2003
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------
 Assets

 Investments, at value (cost $664,249,127)--see accompanying statement            $663,077,846
-----------------------------------------------------------------------------------------------
 Cash                                                                                  485,573
-----------------------------------------------------------------------------------------------
 Receivables and other assets:
 Interest                                                                           12,551,400
 Investments sold                                                                      906,725
 Shares of beneficial interest sold                                                    526,095
 Other                                                                                   4,197
                                                                                  -------------
 Total assets                                                                      677,551,836

-----------------------------------------------------------------------------------------------
 Liabilities

 Payables and other liabilities:
 Notes payable to bank (interest rate 1.75% at July 31, 2003)                       35,100,000
 Shares of beneficial interest redeemed                                              1,198,831
 Dividends                                                                             771,448
 Shareholder reports                                                                   132,253
 Distribution and service plan fees                                                    130,514
 Trustees' compensation                                                                119,332
 Investments purchased                                                                  72,722
 Transfer and shareholder servicing agent fees                                          41,267
 Other                                                                                  25,835
                                                                                  -------------
 Total liabilities                                                                  37,592,202


-----------------------------------------------------------------------------------------------
 Net Assets                                                                       $639,959,634
                                                                                  =============

-----------------------------------------------------------------------------------------------
 Composition of Net Assets

 Par value of shares of beneficial interest                                       $     69,641
-----------------------------------------------------------------------------------------------
 Additional paid-in capital                                                        664,475,529
-----------------------------------------------------------------------------------------------
 Undistributed net investment income                                                   851,644
-----------------------------------------------------------------------------------------------
 Accumulated net realized loss on investment transactions                          (24,265,899)
-----------------------------------------------------------------------------------------------
 Net unrealized depreciation on investments                                         (1,171,281)
                                                                                  -------------
 Net Assets                                                                       $639,959,634
                                                                                  =============


21 OPPENHEIMER MUNICIPAL BOND FUND

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES  Continued
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------
 Net Asset Value Per Share

 Class A Shares:
 Net asset value and redemption price per share (based on net assets of
 $553,344,426 and 60,190,480 shares of beneficial interest outstanding)                  $9.19
 Maximum offering price per share (net asset value plus sales charge of 4.75% of
 offering price)                                                                         $9.65
-----------------------------------------------------------------------------------------------
 Class B Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $63,104,145
 and 6,885,244 shares of beneficial interest outstanding)                                $9.17
-----------------------------------------------------------------------------------------------
 Class C Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $23,511,063
 and 2,565,601 shares of beneficial interest outstanding)                                $9.16

 See accompanying Notes to Financial Statements.



22 OPPENHEIMER MUNICIPAL BOND FUND

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS  For the Year Ended July 31, 2003
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------
 Investment Income

 Interest                                                       $ 44,201,025

-----------------------------------------------------------------------------
 Expenses

 Management fees                                                   3,470,011
-----------------------------------------------------------------------------
 Distribution and service plan fees:
 Class A                                                           1,313,515
 Class B                                                             677,462
 Class C                                                             223,368
-----------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees:
 Class A                                                             378,501
 Class B                                                              43,691
 Class C                                                              18,174
-----------------------------------------------------------------------------
 Interest expense                                                    362,577
-----------------------------------------------------------------------------
 Shareholder reports                                                 227,269
-----------------------------------------------------------------------------
 Custodian fees and expenses                                          35,221
-----------------------------------------------------------------------------
 Trustees' compensation                                               26,334
-----------------------------------------------------------------------------
 Other                                                                64,648
                                                                 ------------
 Total expenses                                                    6,840,771
 Less reduction to custodian expenses                                 (8,629)
 Less reimbursement of management fees                              (330,010)
                                                                 ------------
 Net expenses                                                      6,502,132

-----------------------------------------------------------------------------
 Net Investment Income                                            37,698,893

-----------------------------------------------------------------------------
 Realized and Unrealized Gain (Loss)

 Net realized gain on investments                                 12,591,647
-----------------------------------------------------------------------------
 Net change in unrealized depreciation on investments            (34,457,664)

-----------------------------------------------------------------------------
 Net Increase in Net Assets Resulting from Operations           $ 15,832,876
                                                                 ============


 See accompanying Notes to Financial Statements.



23 OPPENHEIMER MUNICIPAL BOND FUND

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

 Year Ended July 31,                                                    2003              2002
-----------------------------------------------------------------------------------------------
 Operations

 Net investment income                                          $ 37,698,893      $ 34,630,926
-----------------------------------------------------------------------------------------------
 Net realized gain (loss)                                         12,591,647        (8,175,627)
-----------------------------------------------------------------------------------------------
 Net change in unrealized appreciation (depreciation)            (34,457,664)          517,270
                                                                -------------------------------
 Net increase in net assets resulting from operations             15,832,876        26,972,569

-----------------------------------------------------------------------------------------------
 Dividends and/or Distributions to Shareholders

 Dividends from net investment income:
 Class A                                                         (31,620,780)      (29,884,001)
 Class B                                                          (3,245,063)       (3,307,464)
 Class C                                                          (1,069,217)         (798,418)

-----------------------------------------------------------------------------------------------
 Beneficial Interest Transactions

 Net increase (decrease) in net assets resulting from
 beneficial interest transactions:
 Class A                                                           1,779,720        (9,406,413)
 Class B                                                          (7,142,459)       (3,773,660)
 Class C                                                           3,757,431         3,525,693

-----------------------------------------------------------------------------------------------
 Net Assets

 Total decrease                                                  (21,707,492)      (16,671,694)
-----------------------------------------------------------------------------------------------
 Beginning of period                                             661,667,126       678,338,820
                                                                -------------------------------
 End of period [including undistributed (overdistributed) net
 investment income of $851,644 and $(912,189), respectively]    $639,959,634      $661,667,126
                                                                ===============================


 See accompanying Notes to Financial Statements.



24 OPPENHEIMER MUNICIPAL BOND FUND

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

 Class A    Year Ended July 31,                        2003          2002          2001          2000          1999
--------------------------------------------------------------------------------------------------------------------
 Per Share Operating Data

 Net asset value, beginning of period                 $9.48         $9.57         $9.35        $10.02        $10.27
--------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                  .57           .50           .52           .52           .52
 Net realized and unrealized gain (loss)               (.32)         (.10)          .22          (.61)         (.25)
                                                   -----------------------------------------------------------------
 Total from investment operations                       .25           .40           .74          (.09)          .27
--------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                  (.54)         (.49)         (.52)         (.52)         (.52)
 Distributions from net realized gain                    --            --            --          (.06)           --
                                                   -----------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                       (.54)         (.49)         (.52)         (.58)         (.52)
--------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                       $9.19         $9.48         $9.57        $ 9.35        $10.02
                                                   =================================================================

--------------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 1                    2.46%         4.39%         8.03%        (0.85)%        2.57%

--------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)          $553,344      $568,935      $584,325      $482,152      $568,673
--------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                 $569,881      $568,951      $531,286      $515,007      $587,197
--------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment income                                 5.82%         5.35%         5.38%         5.54%         5.00%
 Total expenses                                        0.93%         0.88%         0.85%         0.90%         0.87%
 Expenses after expense reimbursement or fee
 waiver and reduction to custodian expenses            0.88% 3       0.85% 3       0.85% 3       0.90% 3        0.87% 3
--------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                 99%           31%           20%           14%           18%

1. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
2. Annualized for periods of less than one full year.
3. Excludes interest expense.

See accompanying Notes to Financial Statements.



25 OPPENHEIMER MUNICIPAL BOND FUND

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS Continued
--------------------------------------------------------------------------------

 Class B    Year Ended July 31,                        2003          2002          2001          2000          1999
--------------------------------------------------------------------------------------------------------------------
 Per Share Operating Data

 Net asset value, beginning of period                 $9.45         $9.55         $9.33        $10.00        $10.25
--------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                  .49           .43           .45           .43           .44
 Net realized and unrealized gain (loss)               (.31)         (.11)          .21          (.60)         (.25)
                                                    ----------------------------------------------------------------
 Total from investment operations                       .18           .32           .66          (.17)          .19
--------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                  (.46)         (.42)         (.44)         (.44)         (.44)
 Distributions from net realized gain                    --            --            --          (.06)           --
                                                    ----------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                       (.46)         (.42)         (.44)         (.50)         (.44)
--------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                       $9.17         $9.45         $9.55        $ 9.33        $10.00
                                                    ================================================================

--------------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 1                    1.80%         3.50%         7.23%        (1.62)%        1.78%

--------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)           $63,104       $72,241       $76,880       $57,204       $90,022
--------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                  $67,721       $73,571       $65,563       $70,072       $96,352
--------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment income                                 5.04%         4.58%         4.60%         4.75%         4.22%
 Total expenses                                        1.69%         1.65%         1.62%         1.67%         1.65%
 Expenses after expense reimbursement or fee
 waiver and reduction to custodian expenses            1.64% 3       1.62% 3       1.62% 3       1.67% 3       1.65% 3
--------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                 99%           31%           20%           14%           18%

1. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
2. Annualized for periods of less than one full year.
3. Excludes interest expense.

See accompanying Notes to Financial Statements.



26 OPPENHEIMER MUNICIPAL BOND FUND

 Class C    Year Ended July 31,                        2003          2002          2001          2000          1999
--------------------------------------------------------------------------------------------------------------------
 Per Share Operating Data

 Net asset value, beginning of period                 $9.45         $9.55         $9.33        $10.00        $10.25
--------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                  .49           .43           .44           .44           .44
 Net realized and unrealized gain (loss)               (.32)         (.11)          .22          (.61)         (.25)
                                                    ----------------------------------------------------------------
 Total from investment operations                       .17           .32           .66          (.17)          .19
--------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                  (.46)         (.42)         (.44)         (.44)         (.44)
 Distributions from net realized gain                    --            --            --          (.06)           --
                                                    ----------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                       (.46)         (.42)         (.44)         (.50)         (.44)
--------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                       $9.16         $9.45         $9.55         $9.33        $10.00
                                                    ================================================================

--------------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 1                    1.67%         3.50%         7.23%        (1.62)%        1.78%

--------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)           $23,511       $20,491       $17,134       $12,173       $18,621
--------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                  $22,345       $17,776       $14,506       $14,497       $16,868
--------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment income                                 5.04%         4.57%         4.60%         4.76%         4.22%
 Total expenses                                        1.71%         1.65%         1.62%         1.67%         1.65%
 Expenses after expense reimbursement or fee
 waiver and reduction to custodian expenses            1.66% 3       1.62% 3       1.62% 3       1.67% 3       1.65% 3
--------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                 99%           31%           20%           14%           18%

1. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
2. Annualized for periods of less than one full year.
3. Excludes interest expense.

See accompanying Notes to Financial Statements.



27 OPPENHEIMER MUNICIPAL BOND FUND

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 1. Significant Accounting Policies
 Oppenheimer Municipal Bond Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek as high a level of current interest income exempt from federal income taxes as is available from investing in municipal securities, while attempting to preserve capital. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).
    The Fund offers Class A, Class B and Class C shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). All classes of shares have identical rights and voting privileges. Earnings, net assets and net asset value per share may differ by minor amounts due to each class having its own expenses directly attributable to that class. Classes A, B and C have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares six years after the date of purchase.
    The following is a summary of significant accounting policies consistently followed by the Fund.
--------------------------------------------------------------------------------
 Securities Valuation. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).
--------------------------------------------------------------------------------
 Inverse Floating Rate Securities. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund intends to invest no more than 20% of its total assets in inverse floaters. Inverse floaters amount to $53,816,970 as of July 31, 2003. Including the effect of leverage, inverse floaters represent 17.14% of the Fund's total assets as of July 31, 2003.


28 OPPENHEIMER MUNICIPAL BOND FUND

--------------------------------------------------------------------------------
 Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
--------------------------------------------------------------------------------
 Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

 The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of investment for federal income tax purposes.

                                                                Net Unrealized
      Undistributed                                         Depreciation Based
      Net           Undistributed        Accumulated     On Cost of Securities
      Investment        Long-term               Loss        for Federal Income
      Income                 Gain   Carryforward 1,2              Tax Purposes
      ------------------------------------------------------------------------
      $1,753,178              $--        $26,254,549                $1,254,761

 1. As of July 31, 2003, the Fund had $26,254,549 of net capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. As of July 31, 2003, details of the capital loss carryforwards were as follows:

                              Expiring
                              ----------------------
                              2009       $ 8,717,772
                              2010        17,536,777
                                         -----------
                              Total      $26,254,549
                                         ===========

 2. During the fiscal years ended July 31, 2003 and July 31, 2002, the Fund utilized $6,676,926 and $--, respectively, of capital loss carryforwards to offset capital gains realized in the respective fiscal year.

 Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund. Accordingly, the following amounts have been reclassified for July 31, 2003. Net assets of the Fund were unaffected by the reclassifications.

            To (From)            To                            Net
            Ordinary        Capital     Tax Return      Investment
            Income (Loss)      Loss     of Capital            Loss
            ------------------------------------------------------
            $--          $6,680,409            $--             $--


29 OPPENHEIMER MUNICIPAL BOND FUND

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 1. Significant Accounting Policies Continued

 The tax character of distributions paid during the years ended July 31, 2003 and July 31, 2002 was as follows:

                                           Year Ended        Year Ended
                                        July 31, 2003     July 31, 2002
              ---------------------------------------------------------
              Distributions paid from:
              Exempt-interest dividends   $35,935,060       $33,989,883

 The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investments for federal income tax purposes as of July 31, 2003 are noted below. The primary difference between book and tax appreciation or depreciation of investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

                 Federal Tax Cost                $664,332,607
                                                 ============
                 Gross unrealized appreciation   $ 17,713,659
                 Gross unrealized depreciation    (18,968,420)
                                                 ------------
                 Net unrealized depreciation     $ (1,254,761)
                                                 ============

--------------------------------------------------------------------------------
 Trustees' Compensation. The Fund has adopted an unfunded retirement plan for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the year ended July 31, 2003, the Fund's projected benefit obligations were increased by $2,013 and payments of $11,676 were made to retired trustees, resulting in an accumulated liability of $116,791 as of July 31, 2003.
    The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or are invested in other selected Oppenheimer funds. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.
--------------------------------------------------------------------------------
 Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.
--------------------------------------------------------------------------------
 Investment Income. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.
--------------------------------------------------------------------------------
 Expense Offset Arrangement. The reduction of custodian fees represents earnings on cash balances maintained by the Fund.
--------------------------------------------------------------------------------
 Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.




30 OPPENHEIMER MUNICIPAL BOND FUND

--------------------------------------------------------------------------------
 Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
 2. Shares of Beneficial Interest
 The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                 Year Ended July 31, 2003          Year Ended July 31, 2002
                                 Shares             Amount         Shares             Amount
---------------------------------------------------------------------------------------------
 Class A
 Sold                        11,586,716      $ 109,478,974     10,045,399      $  94,964,074
 Dividends and/or
 distributions reinvested     2,319,533         21,918,195      2,075,392         19,558,550
 Redeemed                   (13,735,304)      (129,617,449)   (13,145,794)      (123,929,037)
                            -----------------------------------------------------------------
 Net increase (decrease)        170,945      $   1,779,720     (1,025,003)     $  (9,406,413)
                            =================================================================

---------------------------------------------------------------------------------------------
 Class B
 Sold                         1,338,544      $  12,604,309      1,491,331      $  14,038,324
 Dividends and/or
 distributions reinvested       204,561          1,927,009        191,311          1,798,374
 Redeemed                    (2,301,079)       (21,673,777)    (2,091,402)       (19,610,358)
                            -----------------------------------------------------------------
 Net decrease                  (757,974)     $  (7,142,459)      (408,760)     $  (3,773,660)
                            =================================================================

---------------------------------------------------------------------------------------------
 Class C
 Sold                         1,064,274      $  10,051,076        877,873      $   8,256,652
 Dividends and/or
 distributions reinvested        85,145            802,033         59,151            555,654
 Redeemed                      (752,029)        (7,095,678)      (563,590)        (5,286,613)
                            -----------------------------------------------------------------
 Net increase                   397,390      $   3,757,431        373,434      $   3,525,693
                            =================================================================


--------------------------------------------------------------------------------
 3. Purchases and Sales of Securities
 The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended July 31, 2003, were $676,298,045 and $670,561,573, respectively.

--------------------------------------------------------------------------------
 4. Fees and Other Transactions with Affiliates
 Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 0.60% of the first $200 million of average annual net assets, 0.55% of the next $100 million, 0.50% of the next $200 million, 0.45% of the next $250 million, 0.40% of the next $250 million, and 0.35% of average annual net assets over $1 billion. Effective


31 OPPENHEIMER MUNICIPAL BOND FUND

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 4. Fees and Other Transactions with Affiliates Continued
 January 1, 2002, the Manager has voluntarily agreed to waive advisory fees at an annual rate equal to 0.05% of the Fund's average daily net assets until the Fund's trailing one year performance percentile at the end of the preceding quarter is in the third quintile or better of the Fund's Lipper peer group. As a result of this agreement the Fund was reimbursed $330,010 for the year ended July 31, 2003. The foregoing waiver is voluntary and may be terminated by the Manager at any time.
--------------------------------------------------------------------------------
 Transfer Agent Fees. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the year ended July 31, 2003, the Fund paid $471,650 to OFS for services to the Fund.
    OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes, up to an annual rate of 0.35% of average net assets per class. This undertaking may be amended or withdrawn at any time.
--------------------------------------------------------------------------------
 Distribution and Service Plan (12b-1) Fees. Under its General Distributor's Agreement with the Manager, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund.

 The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.


                        Aggregate        Class A   Concessions      Concessions      Concessions
                        Front-end      Front-End    On Class A       On Class B       On Class C
                    Sales Charges  Sales Charges        Shares           Shares           Shares
                       On Class A    Retained by   Advanced by      Advanced by      Advanced by
 Year Ended                Shares    Distributor   Distributor 1    Distributor 1    Distributor 1
---------------------------------------------------------------------------------------------------
 July 31, 2003           $657,522       $165,400       $19,855         $254,356          $70,687

 1. The Distributor advances concession payments to dealers for certain sales of Class A shares and for sales of Class B and Class C shares from its own resources at the time of sale.

                              Class A             Class B               Class C
                           Contingent          Contingent            Contingent
                             Deferred            Deferred              Deferred
                        Sales Charges       Sales Charges         Sales Charges
                          Retained by         Retained by           Retained by
 Year Ended               Distributor         Distributor           Distributor
--------------------------------------------------------------------------------
 July 31, 2003                $10,749            $324,356                $5,367


--------------------------------------------------------------------------------
 Service Plan for Class A Shares. The Fund has adopted a Service Plan for Class A Shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. For the year ended July 31, 2003, expense under the Class A Plan totaled $1,313,515, all of which were paid by the Distributor to recipients, which included $85,967 paid to an affiliate of the Manager. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.



32 OPPENHEIMER MUNICIPAL BOND FUND

--------------------------------------------------------------------------------
 Distribution and Service Plans for Class B and Class C Shares. The Fund has adopted Distribution and Service Plans for Class B and Class C shares. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B shares and on Class C shares. The Distributor also receives a service fee of 0.25% per year under each plan.

 Distribution fees paid to the Distributor for the year ended July 31, 2003, were as follows:

                                                                  Distributor's
                                                   Distributor's      Aggregate
                                                       Aggregate   Unreimbursed
                                                    Unreimbursed  Expenses as %
                  Total Payments  Amount Retained       Expenses  of Net Assets
                    Under Plan    by  Distributor     Under Plan       of Class
--------------------------------------------------------------------------------
 Class B Plan           $677,462         $523,941     $1,854,349          2.94%
 Class C Plan            223,368           52,649        494,124          2.10


--------------------------------------------------------------------------------
 5. Illiquid Securities
 As of July 31, 2003, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. The aggregate value of illiquid securities subject to this limitation as of July 31, 2003 was $46,978,833, which represents 7.34% of the Fund's net assets.

--------------------------------------------------------------------------------
 6. Bank Borrowings
 The Fund may borrow up to one-third of its total assets from a bank to purchase portfolio securities, or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. The Fund has entered into an agreement which enables it to participate with certain other Oppenheimer funds in a committed, unsecured line of credit with a bank, which permits borrowings up to $350 million, collectively. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.625%. The Fund also pays a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.09% per annum.
    The Fund had borrowings outstanding of $35,100,000 at July 31, 2003 at an interest rate of 1.75%. For the year ended July 31, 2003, the average monthly loan balance was $18,920,065 at an average daily interest rate of 1.881%. The Fund had gross borrowings and gross loan repayments of $267,200,000 and $232,100,000, respectively, during the year ended July 31, 2003. The maximum amount of borrowings outstanding at any month-end was $47,500,000. The Fund paid $1,535 in commitment fees during the year ended July 31, 2003.



33 OPPENHEIMER MUNICIPAL BOND FUND

--------------------------------------------------------------------------------
INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 The Board of Trustees and Shareholders of
 Oppenheimer Municipal Bond Fund:
 We have audited the accompanying statement of assets and liabilities of Oppenheimer Municipal Bond Fund, including the statement of investments, as of July 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
    We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2003, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.We believe that our audits provide a reasonable basis for our opinion.
    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer Municipal Bond Fund as of July 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

 KPMG LLP

 Denver, Colorado
 August 21, 2003



34 OPPENHEIMER MUNICIPAL BOND FUND

--------------------------------------------------------------------------------
FEDERAL INCOME TAX INFORMATION  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 In early 2004, if applicable, shareholders of record will receive information regarding all dividends and distributions paid to them by the Fund during calendar year 2003. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.
    None of the dividends paid by the Fund during the year ended July 31, 2003 are eligible for the corporate dividend-received deduction. The dividends were derived from interest on municipal bonds and are not subject to federal income taxes. To the extent a shareholder is subject to any state or local tax laws, some or all of the dividends received may be taxable.
    The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.

--------------------------------------------------------------------------------
PORTFOLIO PROXY VOTING
POLICIES AND PROCEDURES  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.225.5677, (ii) on the Fund's website at www.oppenheimerfunds.com, and (iii) on the SEC's website at www.sec.gov. In addition, the Fund will be required to file new Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The first such filing is due no later than August 31, 2004, for the twelve months ended June 30, 2004. Once filed, the Fund's Form N-PX filing will be available (i) without charge, upon request, by calling the Fund toll-free at 1.800.225.5677, and (ii) on the SEC's website at www.sec.gov.


35 OPPENHEIMER MUNICIPAL BOND FUND

--------------------------------------------------------------------------------
SHAREHOLDER MEETING  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 On November 22, 2002, a special shareholder meeting was held at which all of the nominated Trustees were elected and all proposals were approved by shareholders as described in the Fund's proxy statement for that meeting. The following is a report of the votes cast:
--------------------------------------------------------------------------------
 Proposal No. 1
 The twelve persons named below to serve as Trustee of the Fund until their successors are elected and shall qualify:

 Nominee                               For             Withheld               Total
-----------------------------------------------------------------------------------
 Leon Levy*                 37,369,571.589        1,763,682.479      39,133,254.068
 Donald W. Spiro            37,399,927.659        1,733,326.409      39,133,254.068
 John V. Murphy             37,354,914.613        1,778,339.455      39,133,254.068
 Robert G. Galli            37,511,791.170        1,621,462.898      39,133,254.068
 Phillip A. Griffiths       37,533,211.578        1,600,042.490      39,133,254.068
 Benjamin Lipstein*         37,387,421.578        1,745,832.490      39,133,254.068
 Elizabeth B. Moynihan*     37,471,234.787        1,662,019.281      39,133,254.068
 Kenneth A. Randall         37,468,607.693        1,664,646.375      39,133,254.068
 Edward V. Regan            37,470,953.849        1,662,300.219      39,133,254.068
 Russell S. Reynolds, Jr.   37,515,786.091        1,617,467.977      39,133,254.068
 Clayton K. Yeutter         37,481,948.396        1,651,305.672      39,133,254.068
 Joel W. Motley             37,482,264.436        1,650,989.632      39,133,254.068

 *Messrs. Levy and Lipstein and Ms. Moynihan resigned from the Board of Trustees effective January 1, 2003, March 31, 2003 and July 31, 2003, respectively. Each was elected at the above referenced meeting and served until their respective dates of resignation.

                                                                Broker
                For         Against           Abstain        Non-Votes            Total
---------------------------------------------------------------------------------------
 Proposal Nos. 2(a) through 2(j)
 2(a)Eliminate the Fund's fundamental investment policy with respect to purchasing securities on margin:
     27,584,112.434   4,383,770.644     3,067,148.990    4,098,222.000   39,133,254.068
 2(b)Eliminate the Fund's fundamental investment policy with respect to making short sales:
     27,870,443.302   4,083,797.999     3,080,790.767    4,098,222.000   39,133,254.068
 2(c)Eliminate the Fund's fundamental investment policy with respect to purchasing securities of issuers in which officers or trustees have interest:
     27,360,198.382   4,561,287.374     3,113,546.312    4,098,222.000   39,133,254.068
 2(d)Amend the Fund's fundamental investment policy with respect to investing in real estate and physical commodities:
     29,338,024.012   2,634,544.831     3,062,463.225    4,098,222.000   39,133,254.068
 2(e)Amend the Fund's fundamental investment policy with respect to industry concentration:
     28,537,051.955   3,099,504.624     3,398,475.489    4,098,222.000   39,133,254.068
 2(f)Amend the Fund's fundamental investment policy with respect to borrowing:
     27,721,941.074   4,112,666.775     3,200,424.219    4,098,222.000   39,133,254.068
 2(g)Amend the Fund's fundamental investment policy with respect to lending:
     28,353,280.399   3,562,092.361     3,119,659.308    4,098,222.000   39,133,254.068
 2(h)Amend the Fund's fundamental investment policy with respect to diversification:
     29,770,449.092   2,318,917.757     2,945,665.219    4,098,222.000   39,133,254.068
 2(i)Replacement of the fundamental investment policy with a non-fundamental investment policy with respect to purchasing restricted or illiquid securities:
     27,499,111.298   4,410,914.926     3,125,005.844    4,098,222.000   39,133,254.068
 2(j)Replacement of the fundamental investment policy with a non-fundamental investment policy with respect to investing in other investment companies:
     28,380,036.159   3,436,609.209     3,218,386.700    4,098,222.000   39,133,254.068

36 OPPENHEIMER MUNICIPAL BOND FUND

--------------------------------------------------------------------------------

 Proposal Nos. 3(a) through 3(d)
 3. Approval of authorizing the Fund's Trustees to adopt an Amended and Restated
    Declaration of Trust:
(a)  Future amendments of the Declaration of Trust:
     28,829,784.754   2,468,960.926     3,736,286.388    4,098,222.000   39,133,254.068
(b)  Reorganization of the Trust or its series or class:
     28,188,870.961   2,927,034.614     3,919,126.493    4,098,222.000   39,133,254.068
(c)  Involuntary redemptions:
     27,656,653.591   3,480,940.401     3,897,438.076    4,098,222.000   39,133,254.068
(d)  Other changes under the new Declaration of Trust:
     28,457,894.018   2,592,020.527     3,985,117.523    4,098,222.000   39,133,254.068




37 OPPENHEIMER MUNICIPAL BOND FUND

--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS  Unaudited
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
Name, Position(s) Held With           Principal Occupation(s) During Past 5 Years; Other Trusteeships/Directorships Held
Fund and Length of Service, Age       by Trustee; Number of Portfolios in Fund Comple Currently Overseen by Trustee

INDEPENDENT                           The address of each Trustee in the chart below is 6803 S. Tucson Way,
TRUSTEES                              Centennial, CO 80112-3924. Each Trustee serves for an indefinite term, until his or her resignation, retirement, death or removal.

Clayton K. Yeutter,                   Of Counsel (since 1993), Hogan & Hartson (a law firm). Other directorships:
Chairman of the Board                 Weyerhaeuser Corp. (since 1999) and Danielson Holding Corp. (since 2002);
of Trustees (since 2003),             formerly a director of Caterpillar, Inc. (1993-December 2002). Oversees 29
Trustee (since 1991)                  portfolios in the OppenheimerFunds complex.
Age: 72


Robert G. Galli,                      A trustee or director of other Oppenheimer funds. Formerly Trustee (May
Trustee (since 1996)                  2000-2002) of Research Foundation of AIMR (investment research, non-profit) and
Age: 69                               Vice Chairman (October 1995-December 1997) of OppenheimerFunds, Inc. (the
                                      Manager). Oversees 39 portfolios in the OppenheimerFunds complex.


Phillip A. Griffiths,                 A director (since 1991) of the Institute for Advanced Study, Princeton, N.J., a
Trustee (since 1999)                  director (since 2001) of GSI Lumonics, a trustee (since 1983) of Woodward
Age: 64                               Academy, a Senior Advisor (since 2001) of The Andrew W. Mellon Foundation. A member of: the National Academy of Sciences (since 1979), American Academy of
                                      Arts and Sciences (since 1995), American Philosophical Society (since 1996) and
                                      Council on Foreign Relations (since 2002). Formerly a director of Bankers Trust
                                      New York Corporation (1994-1999). Oversees 29 portfolios in the OppenheimerFunds complex.


Joel W. Motley,                       Director (since 2002) Columbia Equity Financial Corp. (privately-held financial
Trustee (since 2002)                  adviser); Managing Director (since 2002) Carmona Motley, Inc. (privately-held
Age: 53                               financial adviser); Formerly he held the following positions: Managing Director
                                      (January 1998-December 2001), Carmona Motley Hoffman Inc. (privately-held financial adviser); Managing Director (January 1992-December 1997), Carmona
                                      Motley & Co. (privately-held financial adviser). Oversees 29 portfolios in the
                                      OppenheimerFunds complex.


Kenneth A. Randall,                   A director of Dominion Resources, Inc. (electric utility holding company) and
Trustee (since 1980)                  Prime Retail, Inc. (real estate investment trust); formerly a director of
Age: 76                               Dominion Energy, Inc. (electric power and oil & gas producer), President and
                                      Chief Executive Officer of The Conference Board, Inc. (international economic and business research) and a director of Lumbermens Mutual Casualty Company,
                                      American Motorists Insurance Company and American Manufacturers Mutual Insurance
                                      Company. Oversees 29 portfolios in the OppenheimerFunds complex.

Edward V. Regan,                      President, Baruch College, CUNY; a director of RBAsset (real estate manager); a
Trustee (since 1993)                  director of OffitBank; formerly Trustee, Financial Accounting Foundation (FASB
Age: 73                               and GASB), Senior Fellow of Jerome Levy Economics Institute, Bard College,
                                      Chairman of Municipal Assistance Corporation for the City of New York, New York
                                      State Comptroller and Trustee of New York State and Local Retirement Fund.
                                      Oversees 29 investment companies in the OppenheimerFunds complex.

Russell S. Reynolds, Jr.,             Chairman (since 1993) of The Directorship Search Group, Inc. (corporate
Trustee (since 1989)                  governance consulting and executive recruiting); a life trustee of International
Age: 71                               House (non-profit educational organization), and a trustee (since 1996) of the
                                      Greenwich Historical Society. Oversees 31 portfolios in the OppenheimerFunds complex.


38 OPPENHEIMER MUNICIPAL BOND FUND

Donald W. Spiro,                      Chairman Emeritus (since January 1991) of the Manager. Formerly a director
Vice Chairman of the                  (January 1969-August 1999) of the Manager. Oversees 29 portfolios in the
Board of Trustees,                    OppenheimerFunds complex.
Trustee (since 1985)
Age: 77

--------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE                    The address of Mr. Murphy in the chart below is 498 Seventh Avenue, New York, NY
AND OFFICER                           10018. Mr. Murphy serves for an indefinite term, until his resignation, death or removal.


John V. Murphy,                       Chairman, Chief Executive Officer and director (since June 2001) and President
President and Trustee,                (since September 2000) of the Manager; President and a director or trustee of
Trustee (since 2001)                  other Oppenheimer funds; President and a director (since July 2001) of
Age: 54                               Oppenheimer Acquisition Corp. (the Manager's parent holding company) and of
                                      Oppenheimer Partnership Holdings, Inc. (a holding company subsidiary of the
                                      Manager); a director (since November 2001) of OppenheimerFunds Distributor, Inc.
                                      (a subsidiary of the Manager); Chairman and a director (since July 2001) of
                                      Shareholder Services, Inc. and of Shareholder Financial Services, Inc. (transfer agent subsidiaries of the Manager); President and a director (since July 2001)
                                      of OppenheimerFunds Legacy Program (a charitable trust program established by the Manager); a director of the investment advisory subsidiaries of the Manager:
                                      OFI Institutional Asset Management, Inc. and Centennial Asset Management
                                      Corporation (since November 2001), HarbourView Asset Management Corporation and
                                      OFI Private Investments, Inc. (since July 2001); President (since November 1,
                                      2001) and a director (since July 2001) of Oppenheimer Real Asset Management,
                                      Inc.; a director (since November 2001) of Trinity Investment Management Corp.
                                      and Tremont Advisers, Inc. (investment advisory affiliates of the Manager);
                                      Executive Vice President (since February 1997) of Massachusetts Mutual Life
                                      Insurance Company (the Manager's parent company); a director (since June 1995)
                                      of DLB Acquisition Corporation (a holding company that owns the shares of David
                                      L. Babson & Company, Inc.); formerly, Chief Operating Officer (September
                                      2000-June 2001) of the Manager; President and trustee (November 1999-November
                                      2001) of MML Series Investment Fund and MassMutual Institutional Funds (open-end investment companies); a director (September 1999-August 2000) of C.M. Life
                                      Insurance Company; President, Chief Executive Officer and director (September
                                      1999-August 2000) of MML Bay State Life Insurance Company; a director (June
                                      1989-June 1998) of Emerald Isle Bancorp and Hibernia Savings Bank (a
                                      wholly-owned subsidiary of Emerald Isle Bancorp). Oversees 73 portfolios in the
                                      OppenheimerFunds complex.


--------------------------------------------------------------------------------------------------------------------------------
OFFICERS                              The address of the Officers in the chart below is as follows: for Mr. Zack, 498
                                      Seventh Avenue, New York, NY 10018, for Mr. Wixted, 6803 S. Tucson Way,
                                      Centennial, CO 80112-3924, for Mr. Fielding, 350 Linden Oaks, Rochester, NY
                                      14625. Each Officer serves for an annual term or until his or her earlier resignation, death or removal.

Ronald H. Fielding,                   Senior Vice President (since January 1996) of the Manager; Chairman of the
Vice President (since 2002)           Rochester Division of the Manager (since January 1996); an officer of 9
Age: 54                               portfolios in the OppenheimerFunds complex.


39 OPPENHEIMER MUNICIPAL BOND FUND

--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------

Brian W. Wixted,                      Senior Vice President and Treasurer (since March 1999) of the Manager; Treasurer
Treasurer (since 1999)                (since March 1999) of HarbourView Asset Management Corporation, Shareholder
Age: 43                               Services, Inc., Oppenheimer Real Asset Management Corporation, Shareholder
                                      Financial Services, Inc., Oppenheimer Partnership Holdings, Inc., OFI Private
                                      Investments, Inc. (since March 2000), OppenheimerFunds International Ltd. and
                                      OppenheimerFunds plc (offshore fund management subsidiary of the Manager) (since
                                      May 2000) and OFI Institutional Asset Management, Inc. (since November 2000)
                                      (offshore fund management subsidiaries of the Manager); Treasurer and Chief
                                      Financial Officer (since May 2000) of Oppenheimer Trust Company (a trust company subsidiary of the Manager); Assistant Treasurer (since March 1999) of
                                      Oppenheimer Acquisition Corp. and OppenheimerFunds Legacy Program (since April
                                      2000); formerly Principal and Chief Operating Officer (March 1995-March 1999),
                                      Bankers Trust Company-Mutual Fund Services Division. An officer of 89 portfolios in the OppenheimerFunds complex.


Robert G. Zack,                       Senior Vice President (since May 1985) and General Counsel (since February 2002)
Secretary (since 2001)                of the Manager; General Counsel and a director (since November 2001) of
Age: 54                               OppenheimerFunds Distributor, Inc.; Senior Vice President and General Counsel
                                      (since November 2001) of HarbourView Asset Management Corporation; Vice
                                      President and a director (since November 2000) of Oppenheimer Partnership
                                      Holdings, Inc.; Senior Vice President, General Counsel and a director (since
                                      November 2001) of Shareholder Services, Inc., Shareholder Financial Services,
                                      Inc., OFI Private Investments, Inc., Oppenheimer Trust Company and OFI
                                      Institutional Asset Management, Inc.; General Counsel (since November 2001) of
                                      Centennial Asset Management Corporation; a director (since November 2001) of
                                      Oppenheimer Real Asset Management, Inc.; Assistant Secretary and a director
                                      (since November 2001) of OppenheimerFunds International Ltd.; Vice President
                                      (since November 2001) of OppenheimerFunds Legacy Program; Secretary (since
                                      November 2001) of Oppenheimer Acquisition Corp.; formerly Acting General Counsel
                                      (November 2001-February 2002) and Associate General Counsel (May 1981-October
                                      2001) of the Manager; Assistant Secretary of Shareholder Services, Inc. (May
                                      1985-November 2001), Shareholder Financial Services, Inc. (November
                                      1989-November 2001); OppenheimerFunds International Ltd. and OppenheimerFunds
                                      plc (October 1997-November 2001). An officer of 89 portfolios in the
                                      OppenheimerFunds complex.

The Fund's Statement of Additional Information contains additional information about the Fund's Trustee's and is available without charge upon request.


40 OPPENHEIMER MUNICIPAL BOND FUND

ITEM 2.  CODE OF ETHICS

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT

         The Board of Trustees of the Fund has determined that Edward V. Regan, the Chairman of the Board's Audit Committee, possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an "audit committee financial expert," and has designated Mr. Regan as the Audit Committee's financial expert. Mr. Regan is an "independent" Trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES - NOT REQUIRED

ITEM 5.  NOT APPLICABLE

ITEM 6.  RESERVED

ITEM 7.  NOT APPLICABLE

ITEM 8.  RESERVED

ITEM 9.  CONTROLS AND PROCEDURES

          (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940 (17 CFR 270.30a-2(c)) as of July 31, 2003, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to be appropriately designed to ensure that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

          (b) There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation as indicated, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 10.  EXHIBITS.

(A) EXHIBIT ATTACHED HERETO. (ATTACH CODE OF ETHICS AS EXHIBIT)

(B) EXHIBITS ATTACHED HERETO. (ATTACH CERTIFICATIONS AS EXHIBITS)